UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
July 31
Date of Fiscal Year End
January 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report January 31, 2010

EATON VANCE MUNICIPALS TRUST

Arizona

Colorado

Connecticut

Michigan

Minnesota

New Jersey

Pennsylvania

313-3-10-7CSRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Funds as of January 31, 2010
TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition
Arizona	3
Colorado	5
Connecticut	7
Michigan	9
Minnesota	11
New Jersey	13
Pennsylvania	15

Fund Expenses	17

Financial Statements	21

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	88

Officers and Trustees	91

Eaton Vance Municipal Income Funds as of January 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending January 31, 2010, the U.S. economy and the capital markets continued to show improvement from the market upheaval that occurred in the fall of 2008 and continued into the first calendar quarter of 2009. After contracting in the first two quarters of 2009—declining at annualized rates of 6.4% and 0.7%, respectively—the U.S. economy grew at annualized rates of 2.2% and 5.7% in the third and fourth quarters, respectively, according to the U.S. Department of Commerce.
During the six-month period, the municipal bond market witnessed a significant rebound as demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bond program gave municipal issuers broader access to the taxable debt markets, providing the potential for lower net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
During the semiannual period, municipals continued the rally that occurred in the first half of calendar 2009, posting solid returns for the six-month period. The Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index)—a broad-based, unmanaged index of municipal bonds—gained 4.90% for the period.1
[1]
It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total returns are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Funds.

[2]
Certain Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
During the six months ending January 31, 2010, the Funds’ Class A shares at net asset value outperformed the Index and, with the exceptions of Arizona and Minnesota, outperformed their Lipper peer group averages.1 Given the significant price movement at the longer end of the municipal yield curve, management’s bias toward longer maturities was the basis for much of the Funds’ outperformance during the period. Investing across the credit spectrum and making higher allocations to revenue bonds also contributed positively to relative performance.
The Funds generally invest in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the first 5 months of the period, thus providing the basis for much of the Funds’ outperformance of the Index.
Management employed leverage in some of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets.2
As we move ahead, we recognize that many state and local governments face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state and local officials formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage the Funds with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.
As of February 22, 2010, Adam A. Weigold is the portfolio manager of Eaton Vance New Jersey Municipal Income Fund. Mr. Weigold, a Vice President of Eaton Vance Management (EVM) and Boston Management and Research, an affiliate of EVM, has been the portfolio manager of Eaton Vance Pennsylvania Municipal Income Fund since 2007 and has been a municipal credit analyst of Eaton Vance for more than five years.
Prior to December 1, 2009, each Fund was named Eaton Vance [State] Municipals Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Arizona Municipal Income Fund as of January 31, 2010
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETAZX	EVAZX	ECAZX

Average Annual Total Returns (at net asset value)

Six Months	6.12%	5.75%	5.75%
One Year	15.08	14.30	14.29
Five Years	3.44	2.65	N.A.
10 Years	5.15	4.38	N.A.
Life of Fund†	4.50	4.89	2.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	1.05%	0.75%	4.75%
One Year	9.63	9.30	13.29
Five Years	2.44	2.31	N.A.
10 Years	4.64	4.38	N.A.
Life of Fund†	4.19	4.89	2.77

†	Inception dates: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.86%	1.61%	1.61%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.19%	3.48%	3.47%
Taxable-Equivalent Distribution Rate[3,4]	6.75	5.61	5.59
SEC 30-day Yield[5]	3.46	2.88	2.88
Taxable-Equivalent SEC 30-day Yield[4,5]	5.58	4.64	4.64
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61
Lipper Averages7 (Average Annual Total Returns)

Lipper Arizona Municipal Debt Funds Classification

Six Months	6.78%
One Year	13.96
Five Years	3.15
10 Years	4.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 12/1/09. Includes interest expense of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 37.95% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 33, 33, 26 and 22 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Arizona Municipal Income Fund as of January 31, 2010
PORTFOLIO COMPOSITION

Rating Distribution*1

By total investments
*
The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 1/31/10 is as follows, and the average rating is AA-.

AAA	28.2%	BBB	8.1%
AA	32.5%	CCC	0.5%
A	26.2%	Not Rated	4.5%
Fund Statistics2

• Number of Issues:	76

• Average Maturity:	18.2 years

• Average Effective Maturity:	13.3 years

• Average Call Protection:	7.9 years

• Average Dollar Price:	$97.36

• RIB Leverage[3]:	1.0%
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.
[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 1/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Colorado Municipal Income Fund as of January 31, 2010

P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETCOX	EVCLX	ECCOX

Average Annual Total Returns (at net asset value)

Six Months	7.96%	7.67%	7.54%
One Year	15.57	14.81	14.79
Five Years	2.21	1.46	N.A.
10 Years	4.77	4.02	N.A.
Life of Fund†	4.14	4.16	-0.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	2.85%	2.67%	6.54%
One Year	10.13	9.81	13.79
Five Years	1.21	1.12	N.A.
10 Years	4.26	4.02	N.A.
Life of Fund†	3.82	4.16	-0.29

† Inception dates: Class A: 12/10/93; Class B: 8/25/92; Class C: 10/8/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.79%	1.54%	1.54%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.19%	3.47%	3.47%
Taxable-Equivalent Distribution Rate[3,4]	6.76	5.60	5.60
SEC 30-day Yield[5]	4.04	3.49	3.48
Taxable-Equivalent SEC 30-day Yield[4,5]	6.52	5.63	5.61

Index Performance[6] (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61
Lipper Averages[7] (Average Annual Total Returns)

Lipper Colorado Municipal Debt Funds Classification

Six Months	5.93%
One Year	11.52
Five Years	2.92
10 Years	4.95

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 12/1/09. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 21, 20, 18 and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Colorado Municipal Income Fund as of January 31, 2010
PORTFOLIO COMPOSITION

Rating Distribution1

By total investments
Fund Statistics

•	Number of Issues:	61

•	Average Maturity:	19.8 years

•	Average Effective Maturity:	14.4 years

•	Average Call Protection:	8.0 years

•	Average Dollar Price:	$93.44

•	Average Rating:	A+

[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Eaton Vance Connecticut Municipal Income Fund as of January 31, 2010
P E R F O R M A N C E    I N F O R M A T I O N
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETCTX	EVCTX	ECCTX	EICTX

Average Annual Total Returns (at net asset value)

Six Months	5.86%	5.59%	5.59%	6.07%
One Year	13.45	12.65	12.77	13.78
Five Years	3.04	2.29	N.A.	N.A.
10 Years	4.99	4.22	N.A.	N.A.
Life of Fund†	5.01	4.35	2.41	6.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	0.80%	0.59%	4.59%	6.07%
One Year	8.11	7.65	11.77	13.78
Five Years	2.03	1.95	N.A.	N.A.
10 Years	4.48	4.22	N.A.	N.A.
Life of Fund†	4.69	4.35	2.41	6.67

† Inception dates: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.95%	1.70%	1.70%	0.75%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.31%	3.56%	3.57%	4.50%
Taxable-Equivalent Distribution Rate[3,4]	7.09	5.86	5.87	7.40
SEC 30-day Yield[5]	3.25	2.66	2.65	3.61
Taxable-Equivalent SEC 30-day Yield[4,5]	5.35	4.38	4.36	5.94

Index Performance[6] (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61

Lipper Averages[7] (Average Annual Total Returns) Lipper Connecticut Municipal Debt Funds Classification

Six Months	5.19%
One Year	11.37
Five Years	3.09
10 Years	4.93

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. 2 Source: Prospectus dated 12/1/09. Includes interest expense of 0.15% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 39.23% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 22, 21, 16 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Connecticut Municipal Income Fund as of January 31, 2010
P O R T F O L I O    C O M P O S I T I O N

Rating Distribution*1

By total investments
CCC 0.4% Not Rated 4.9% BB 2.1% BBB 14.1% AAA 29.6% A 28.3% AA 20.6%
*
The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 1/31/10 is as follows, and the average rating is A+.

AAA	24.5%	BBB	14.7%
AA	23.2%	BB	2.2%
A	29.9%	CCC	0.4%
		Not Rated	5.1%
Fund Statistics2

• Number of Issues:	74

• Average Maturity:	16.8 years

• Average Effective Maturity:	10.7 years

• Average Call Protection:	7.1 years

• Average Dollar Price:	$105.02

• RIB Leverage[3]:	4.4%
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 1/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Michigan Municipal Income Fund as of January 31, 2010
P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class C
Share Class Symbol	ETMIX	ECMIX

Average Annual Total Returns (at net asset value)

Six Months	7.27%	6.87%
One Year	14.53	13.67
Five Years	2.76	N.A.
10 Years	5.15	N.A.
Life of Fund†	4.18	1.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	2.17%	5.87%
One Year	9.12	12.67
Five Years	1.76	N.A.
10 Years	4.64	N.A.
Life of Fund†	3.87	1.97

† Inception dates: Class A: 12/7/93; Class C: 5/2/06

Total Annual
Operating Expenses[2]	Class A	Class C

Expense Ratio	0.96%	1.71%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class C

Distribution Rate[3]	4.46%	3.71%
Taxable-Equivalent Distribution Rate[3,4]	7.17	5.97
SEC 30-day Yield[5]	3.77	3.20
Taxable-Equivalent SEC 30-day Yield[4,5]	6.06	5.15
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61
Lipper Averages7 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification

Six Months	6.35%
One Year	12.60
Five Years	3.19
10 Years	5.06

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 12/1/09. Includes interest expense of 0.16% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 22, 22, 15 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Michigan Municipal Income Fund as of January 31, 2010
P O R T F O L I O  C O M P O S I T I O N

Rating Distribution*1

By total investments

*
The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 1/31/10 is as follows, and the average rating is A+.

AAA	19.1%	BBB	10.7%
AA	27.3%	Not Rated	1.7%
A	41.2%
Fund Statistics2

• Number of Issues:	58
• Average Maturity:	20.8 years
• Average Effective Maturity:	14.7 years
• Average Call Protection:	7.9 years
• Average Dollar Price:	$94.80
• RIB Leverage[3]:	1.0%

[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 1/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Minnesota Municipal Income Fund as of January 31, 2010

P E R F O R M A N C E    I N F O R M A T I O N
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETMNX	EVMNX	ECMNX

Average Annual Total Returns (at net asset value)

Six Months	5.14%	4.74%	4.85%
One Year	13.61	12.68	12.80
Five Years	4.05	3.28	N.A.
10 Years	5.36	4.60	N.A.
Life of Fund†	4.45	4.47	3.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.19%	-0.26%	3.85%
One Year	8.20	7.68	11.80
Five Years	3.03	2.93	N.A.
10 Years	4.86	4.60	N.A.
Life of Fund†	4.13	4.47	3.47

† Inception dates: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.79%	1.54%	1.55%
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.80%	3.08%	3.08%
Taxable-Equivalent Distribution Rate[3,4]	6.34	5.14	5.14
SEC 30-day Yield[5]	3.16	2.57	2.57
Taxable-Equivalent SEC 30-day Yield[4,5]	5.28	4.29	4.29
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61

Lipper Averages7 (Average Annual Total Returns)

Lipper Minnesota Municipal Debt Funds Classification

Six Months	5.57%
One Year	11.89
Five Years	3.36
10 Years	5.03

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 12/1/09. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 40, 39, 32 and 31 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Minnesota Municipal Income Fund as of January 31, 2010

 P O R T F O L I O    C O M P O S I T I O N

Rating Distribution1
By total investments
Fund Statistics

• Number of Issues:	88

• Average Maturity:	20.1 years

• Average Effective Maturity:	10.1 years

• Average Call Protection:	6.7 years

• Average Dollar Price:	$98.52

• Average Rating:	AA-
1 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010

P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: Robert B. MacIntosh, CFA

Performance[1]	Class A	Class C	Class I
Share Class Symbol	ETNJX	ECNJX	EINJX

Average Annual Total Returns (at net asset value)
Six Months	8.78%	8.27%	8.88%
One Year	21.28	20.42	21.50
Five Years	1.99	N.A.	N.A.
10 Years	4.82	N.A.	N.A.
Life of Fund†	4.73	1.05	5.03

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	3.59%	7.27%	8.88%
One Year	15.58	19.42	21.50
Five Years	1.01	N.A.	N.A.
10 Years	4.31	N.A.	N.A.
Life of Fund†	4.40	1.05	5.03
† Inception dates: Class A: 4/13/94; Class C: 12/14/05; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	1.03%	1.77%	0.83%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	4.81%	4.16%	4.98%
Taxable-Equivalent Distribution Rate[3,4]	8.29	7.17	8.58
SEC 30-day Yield[5]	4.51	3.98	4.93
Taxable-Equivalent SEC 30-day Yield[4,5]	7.77	6.86	8.50
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61
Lipper Averages7 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification

Six Months	6.45%
One Year	13.64
Five Years	3.27
10 Years	5.01

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. 2 Source: Prospectus dated 12/1/09. Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 47, 47, 34 and 30 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010
PORTFOLIO COMPOSITION

Rating Distribution*1

By total investments
*
The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 1/31/10 is as follows, and the average rating is A+.

AAA	14.4%	BBB	21.4%
AA	36.9%	BB	0.3%
A	22.0%	B	1.2%
		Not Rated	3.8%
Fund Statistics2

• Number of Issues:	88

• Average Maturity:	28.3 years

• Average Effective Maturity:	16.2 years

• Average Call Protection:	9.0 years

• Average Dollar Price:	$90.65

• RIB Leverage[3]:	10.9%
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 1/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Pennsylvania Municipal Income Fund as of January 31, 2010
P E R F O R M A N C E     I N F O R M A T I O N
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETPAX	EVPAX	ECPAX	EIPAX

Average Annual Total Returns (at net asset value)

Six Months	7.13%	6.70%	6.70%	7.21%
One Year	17.53	16.76	16.62	17.84
Five Years	2.83	2.07	N.A.	N.A.
10 Years	4.96	4.20	N.A.	N.A.
Life of Fund†	4.76	4.57	1.70	6.39

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	2.06%	1.70%	5.70%	7.21%
One Year	11.98	11.76	15.62	17.84
Five Years	1.82	1.74	N.A.	N.A.
10 Years	4.45	4.20	N.A.	N.A.
Life of Fund†	4.43	4.57	1.70	6.39
 † Inception dates: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06; Class I:
    3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.11%	1.86%	1.86%	0.91%
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Bond values decline as interest rates rise. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.48%	3.77%	3.77%	4.66%
Taxable-Equivalent Distribution Rate[3,4]	7.11	5.98	5.98	7.40
SEC 30-day Yield[5]	4.22	3.67	3.67	4.63
Taxable-Equivalent SEC 30-day Yield[4,5]	6.70	5.83	5.83	7.35
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclay’s Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.90%	6.16%
One Year	9.49	14.50
Five Years	4.23	4.24
10 Years	5.85	6.61
Lipper Averages7 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification

Six Months	6.19%
One Year	13.30
Five Years	2.99
10 Years	4.90

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. 2 Source: Prospectus dated 12/1/09. Includes interest expense of 0.29% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 58, 57, 46 and 44 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Municipal Income Fund  as of January 31, 2010

PORTFOLIO COMPOSITION

Rating Distribution*1

By total investments
* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 1/31/10 is as follows, and the average rating is AA-.

AAA	19.9%	BBB	8.0%
AA	35.3%	CC	0.8%
A	32.0%	Not Rated	4.0%
Fund Statistics2

•	Number of Issues:	125

•	Average Maturity:	22.1 years

•	Average Effective Maturity:	16.6 years

•	Average Call Protection:	8.7 years

•	Average Dollar Price:	$95.43

•	RIB Leverage[3]:	8.4%

[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of RIB Floating Rate Notes outstanding at 1/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Municipal Income Funds as of January 31, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 – January 31, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,061.20	$3.84
Class B	$1,000.00	$1,057.50	$7.78
Class C	$1,000.00	$1,057.50	$7.73

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77
Class B	$1,000.00	$1,017.60	$7.63
Class C	$1,000.00	$1,017.70	$7.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.50% for Class B shares and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Municipal Income Funds as of January 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Colorado Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,079.60	$3.67
Class B	$1,000.00	$1,076.70	$7.59
Class C	$1,000.00	$1,075.40	$7.59

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.57
Class B	$1,000.00	$1,017.90	$7.38
Class C	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% for Class A shares, 1.45% for Class B shares and 1.45% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,058.60	$4.20
Class B	$1,000.00	$1,055.90	$8.08
Class C	$1,000.00	$1,055.90	$8.08
Class I	$1,000.00	$1,060.70	$3.17

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13
Class B	$1,000.00	$1,017.30	$7.93
Class C	$1,000.00	$1,017.30	$7.93
Class I	$1,000.00	$1,022.10	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares and 0.61% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Municipal Income Funds as of January 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Michigan Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,072.70	$3.81
Class C	$1,000.00	$1,068.70	$7.72

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72
Class C	$1,000.00	$1,017.70	$7.53

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares and 1.48% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,051.40	$3.77
Class B	$1,000.00	$1,047.40	$7.64
Class C	$1,000.00	$1,048.50	$7.59

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72
Class B	$1,000.00	$1,017.70	$7.53
Class C	$1,000.00	$1,017.80	$7.48

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares, 1.48% for Class B shares and 1.47% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Municipal Income Funds as of January 31, 2010

FUND EXPENSES CONT’D

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,087.80	$4.58
Class C	$1,000.00	$1,082.70	$8.50
Class I	$1,000.00	$1,088.80	$3.58

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.43
Class C	$1,000.00	$1,017.00	$8.24
Class I	$1,000.00	$1,021.80	$3.47

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class C shares and 0.68% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/09)	(1/31/10)	(8/1/09 – 1/31/10)

Actual
Class A	$1,000.00	$1,071.30	$4.65
Class B	$1,000.00	$1,067.00	$8.54
Class C	$1,000.00	$1,067.00	$8.49
Class I	$1,000.00	$1,072.10	$3.60

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.53
Class B	$1,000.00	$1,016.90	$8.34
Class C	$1,000.00	$1,017.00	$8.29
Class I	$1,000.00	$1,021.70	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares, 1.63% for Class C shares and 0.69% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2009.

Eaton Vance Arizona Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.1%

$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,544,220
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,506,735

		$3,050,955

Electric Utilities — 4.8%

$500	Maricopa County Pollution Control Corp, (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$526,220
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,094,460
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,066,060

		$4,686,740

Escrowed / Prerefunded — 12.4%

$7,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,354,450
6,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,858,450

		$12,212,900

General Obligations — 5.2%

$1,200	Maricopa County Community College District, 3.00%, 7/1/23	$1,114,764
1,125	Puerto Rico, 0.00%, 7/1/18	706,534
1,385	Tempe, 3.75%, 7/1/24	1,375,056
1,600	Tempe, 5.375%, 7/1/21	1,871,360

		$5,067,714

Health Care-Miscellaneous — 0.9%

$480	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$423,782
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	477,565

		$901,347

Hospital — 11.6%

$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,936,260
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,185,151
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	673,650
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	439,420
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,704,937
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,370,547
1,450	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,463,137
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,889,320
800	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	706,672

		$11,369,094

Industrial Development Revenue — 0.5%

$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$465,387

		$465,387

Insured-Education — 1.1%

$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,043,500

		$1,043,500

Insured-Electric Utilities — 4.0%

$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$649,027
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,102,500
85	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (AGM), 7.25%, 7/15/10	85,501
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	760,950
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,316,676

		$3,914,654

Insured-Escrowed / Prerefunded — 2.3%

$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,226,730
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,067,600

		$2,294,330

See notes to financial statements

Eaton Vance Arizona Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 7.3%

$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$379,252
1,000	Goodyear, (AGM), 4.25%, 7/1/37	925,200
1,300	Goodyear, (NPFG), 3.00%, 7/1/26	1,144,572
2,920	Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	3,392,952
1,200	Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,340,292

		$7,182,268

Insured-Hospital — 3.4%

$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,292,811
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	2,002,380

		$3,295,191

Insured-Housing — 0.1%

$150	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$106,629

		$106,629

Insured-Lease Revenue / Certificates of Participation — 2.5%

$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,012,620
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 0.00%, 7/1/41	1,267,170
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	131,847

		$2,411,637

Insured-Special Tax Revenue — 10.7%

$915	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$913,042
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,012,810
500	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/28	502,790
4,575	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	4,399,732
750	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	734,415
3,370	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	196,067
680	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,647
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	153,518
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	115,268
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	2,038,840
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	317,830

		$10,467,959

Insured-Transportation — 6.4%

$2,750	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,759,157
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,624,346
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,942,836

		$6,326,339

Insured-Water and Sewer — 2.1%

$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$878,760
1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	1,161,082

		$2,039,842

Lease Revenue / Certificates of Participation — 1.2%

$300	Arizona Game and Fish Department, (AGF Administration Building), 5.00%, 7/1/32	$298,386
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	852,615

		$1,151,001

Other Revenue — 3.5%

$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,732,168
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	608,704
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	203,136
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	855,810

		$3,399,818

See notes to financial statements

Eaton Vance Arizona Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care — 1.2%

$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(3)	$1,206,414

		$1,206,414

Special Tax Revenue — 8.8%

$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,080,860
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,047,600
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	261,900
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	272,924
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	299,177
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	986,050
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,721,878
780	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	781,334
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	1,133,800
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,047,190

		$8,632,713

Transportation — 3.2%

$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,185,070

		$3,185,070

Total Tax-Exempt Investments — 96.3%
(identified cost $91,893,851)		$94,411,502

Other Assets, Less Liabilities — 3.7%		$3,637,868

Net Assets — 100.0%		$98,049,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 41.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Colorado Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 6.3%

$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,005,510
500	Mesa State College, (Auxiliary Facilities System Enterprise Revenue), 5.00%, 5/15/33	513,050
750	University of Colorado, (Enterprise Revenue), 5.125%, 6/1/29	800,107

		$2,318,667

Electric Utilities — 2.9%

$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,073,210

		$1,073,210

Escrowed / Prerefunded — 8.5%

$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$554,210
3,000	Dawson Ridge Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,806,720
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	775,274

		$3,136,204

General Obligations — 4.2%

$1,000	Boulder Valley School District No. RE-2, 5.00%, 12/1/34	$1,054,500
500	Eagle-Vail Metropolitan District, 5.00%, 12/1/35	498,525

		$1,553,025

Hospital — 9.8%

$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$431,700
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,146,676
490	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	461,438
450	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	447,908
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	315,456
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	302,645
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	501,725

		$3,607,548

Housing — 5.4%

$955	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$977,165
710	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	711,108
305	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	300,809

		$1,989,082

Industrial Development Revenue — 6.4%

$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$522,400
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	257,590
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	467,264
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	282,951
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	372,065
525	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	471,377

		$2,373,647

Insured-Education — 5.7%

$1,800	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35	$1,759,644
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	345,175

		$2,104,819

Insured-Electric Utilities — 4.6%

$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$782,040
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	774,577
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	149,379

		$1,705,996

Insured-General Obligations — 3.6%

$60	Castle Pines North Metropolitan District, (AGM), 5.00%, 12/1/27	$62,522
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	724,440
500	Moffat County School District No. RE001, (AGM), 5.25%, 12/1/27	541,325

		$1,328,287

See notes to financial statements

Eaton Vance Colorado Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 4.0%

$750	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41	$744,120
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (AGM), 5.25%, 3/1/40	748,500

		$1,492,620

Insured-Housing — 2.0%

$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (AGM), (AMT), 5.20%, 11/1/27	$753,263

		$753,263

Insured-Special Tax Revenue — 11.7%

$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$846,968
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	389,570
975	Denver Convention Center, (XLCA), 5.125%, 12/1/26	866,326
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	592,615
755	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	714,509
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	918,690

		$4,328,678

Insured-Transportation — 10.1%

$1,750	E-470 Public Highway Authority, (NPFG), 0.00%, 9/1/16	$1,249,640
500	Northwest Parkway Public Highway Authority, (AGM), Prerefunded to 6/15/11, 5.25%, 6/15/41	541,775
3,085	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,937,473

		$3,728,888

Insured-Water and Sewer — 0.4%

$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (AGM), 4.375%, 8/1/35	$141,311

		$141,311

Lease Revenue / Certificates of Participation — 1.5%

$365	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$389,513
135	Colorado Higher Education Capital Construction, Lease Purchase Program, Prerefunded to 11/1/18, 5.50%, 11/1/27	160,754

		$550,267

Senior Living / Life Care — 3.6%

$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$331,836
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	677,775
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(2)	313,544

		$1,323,155

Special Tax Revenue — 2.1%

$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$360,097
160	Denver Urban Renewal Authority, 8.00%, 12/1/24	103,104
95	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	96,029
105	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	106,487
100	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	107,077

		$772,794

Transportation — 1.9%

$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$252,186
485	Walker Field Public Airport Authority, 4.75%, 12/1/27	440,361

		$692,547

Water and Sewer — 4.6%

$500	Colorado Springs Utilities, 5.25%, 11/15/36	$530,870
500	Colorado Springs Utilities, 5.50%, 11/15/48	523,115
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	657,191

		$1,711,176

Total Tax-Exempt Investments — 99.3%
(identified cost $37,508,757)		$36,685,184

Other Assets, Less Liabilities — 0.7%		$275,466

Net Assets — 100.0%		$36,960,650

See notes to financial statements

Eaton Vance Colorado Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 42.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.4% to 10.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Connecticut Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.1%

$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,015,760
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,219,830
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,327,104
1,315	University of Connecticut, 5.00%, 2/15/21	1,494,169
1,350	University of Connecticut, 5.00%, 5/15/23	1,387,678
875	University of Connecticut, 5.00%, 2/15/28	951,571

		$14,396,112

Electric Utilities — 3.1%

$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,014,040
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,479,375
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	476,340

		$3,969,755

Escrowed / Prerefunded — 5.0%

$1,250	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,338,563
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,261,064
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,616,070
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	213,508

		$6,429,205

General Obligations — 7.7%

$1,475	Connecticut, 4.875%, 11/1/20	$1,663,136
1,000	Connecticut, 5.00%, 2/15/29	1,091,510
1,000	Fairfield, 5.00%, 1/1/23	1,182,850
1,475	North Haven, 5.00%, 7/15/23	1,722,800
1,490	North Haven, 5.00%, 7/15/25	1,739,530
400	Redding, 5.50%, 10/15/18	484,712
650	Redding, 5.625%, 10/15/19	797,953
535	Wilton, 5.25%, 7/15/18(2)	638,196
535	Wilton, 5.25%, 7/15/19	639,689

		$9,960,376

Housing — 1.5%

$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$2,004,940

		$2,004,940

Industrial Development Revenue — 7.5%

$2,325	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$2,186,500
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500,945
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	520,891
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,323,985
1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,185,175

		$9,717,496

Insured-Education — 14.5%

$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,225,925
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,317,689
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,981,171
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,720,625
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,209,397
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,247,700
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,078,970

		$18,781,477

Insured-Electric Utilities — 3.7%

$1,755	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,745,172
2,840	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,116,133

		$4,861,305

Insured-Escrowed / Prerefunded — 5.8%

$1,500	Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,667,280

See notes to financial statements

Eaton Vance Connecticut Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded (continued)

$1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (AGM), Prerefunded to 3/1/11, 5.00%, 3/1/32	$1,059,610
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	568,421
2,500	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/10, 5.25%, 7/1/29	2,578,275
1,500	Suffield, (NPFG), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,589,820

		$7,463,406

Insured-General Obligations — 4.7%

$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,381,424
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,183,650
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,059,130
500	New Britain, (NPFG), 6.00%, 3/1/12	525,735

		$6,149,939

Insured-Hospital — 2.3%

$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$1,972,560
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,012,580

		$2,985,140

Insured-Housing — 0.7%

$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$954,583

		$954,583

Insured-Lease Revenue / Certificates of Participation — 2.1%

$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,784,031

		$2,784,031

Insured-Pooled Loans — 0.7%

$930	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$933,804

		$933,804

Insured-Special Tax Revenue — 1.6%

$2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$2,126,120

		$2,126,120

Insured-Transportation — 8.6%

$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,453,965
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	503,160
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,987,926
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,274,770

		$11,219,821

Insured-Water and Sewer — 5.1%

$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$826,200
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	875,660
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,858,820
1,000	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,054,240

		$6,614,920

Lease Revenue / Certificates of Participation — 1.8%

$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,298,352

		$2,298,352

Other Revenue — 0.8%

$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$320,856
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	310,695
400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	357,660

		$989,211

Senior Living / Life Care — 0.6%

$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$834,720

		$834,720

See notes to financial statements

Eaton Vance Connecticut Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Solid Waste — 2.1%

$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,749,615

		$2,749,615

Special Tax Revenue — 7.2%

$3,180	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$3,416,942
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,279,320
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	136,462
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	152,124
3,055	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,012,383
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	390,831

		$9,388,062

Water and Sewer — 2.2%

$1,000	Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,127,660
1,500	Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,676,205

		$2,803,865

Total Tax-Exempt Investments — 100.4%
(identified cost $126,996,070)		$130,416,255

Other Assets, Less Liabilities — (0.4)%		$(570,842)

Net Assets — 100.0%		$129,845,413

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 17.9% of the Fund’s net assets at January 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 27.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 1.9%

$475	Grand Valley State University, 5.625%, 12/1/29	$501,548
475	Grand Valley State University, 5.75%, 12/1/34	494,546

		$996,094

Electric Utilities — 0.7%

$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$357,255

		$357,255

Escrowed / Prerefunded — 6.7%

$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$622,602
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,391,887
250	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	274,123
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,169,760

		$3,458,372

General Obligations — 2.6%

$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$606,835
230	Michigan, 5.50%, 11/1/25	250,875
500	Wayne Charter County, 6.75%, 11/1/39	522,220

		$1,379,930

Hospital — 19.7%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$498,740
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	367,667
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/2015 (Put Date), 1/15/47	766,204
1,500	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,499,865
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,320,855
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,018,357
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	467,440
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	528,150
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,284,960
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,188,954
800	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	770,424
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	494,856

		$10,206,472

Insured-Education — 3.9%

$495	Ferris State University, (AGC), 5.125%, 10/1/33	$511,592
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,526,040

		$2,037,632

Insured-Electric Utilities — 3.7%

$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$318,693
1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	998,760
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	621,500

		$1,938,953

Insured-Escrowed / Prerefunded — 4.4%

$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,265,020

		$2,265,020

Insured-General Obligations — 24.4%

$35	Allen Park Public School District, (AGM), 4.25%, 5/1/29	$34,232
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	728,655
1,000	Detroit City School District, (AGM), 6.00%, 5/1/29	1,102,950
1,200	Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	968,016
1,000	Healthsource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,025,930
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,440,447
2,000	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,639,460
180	Otsego Public School District, (AGM), 4.25%, 5/1/34	167,108
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,874,560
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,521,758
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,262,537

See notes to financial statements

Eaton Vance Michigan Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$930	Woodhaven Brownstown School District, (AGM), 4.00%, 5/1/27	$894,009

		$12,659,662

Insured-Housing — 0.1%

$40	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$40,001

		$40,001

Insured-Lease Revenue / Certificates of Participation — 1.9%

$3,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$990,840

		$990,840

Insured-Transportation — 4.9%

$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,022,545
1,700	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	1,547,051

		$2,569,596

Insured-Water and Sewer — 6.0%

$2,500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,090,875
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,046,850

		$3,137,725

Lease Revenue / Certificates of Participation — 2.1%

$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,073,480

		$1,073,480

Other Revenue — 1.7%

$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$869,537

		$869,537

Special Tax Revenue — 9.9%

$3,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,187,390
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,098,800
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	146,570
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	157,195
7,050	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	360,608
1,045	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,030,422
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	144,554

		$5,125,539

Water and Sewer — 4.5%

$910	Grand Rapids, Michigan, (Sanitation Sewer System Revenue), 5.00%, 1/1/28	$991,390
1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	1,062,180
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	269,203

		$2,322,773

Total Tax-Exempt Investments — 99.1%
(identified cost $50,333,284)		$51,428,881

Other Assets, Less Liabilities — 0.9%		$444,649

Net Assets — 100.0%		$51,873,530

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 24.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Minnesota Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.8%

$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,057,550
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,250,225
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,025,015
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,425,615
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	565,662
350	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	322,343
1,000	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,003,740
1,475	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,499,559
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,416,984
500	University of Minnesota, 5.00%, 12/1/21	565,540
1,000	University of Minnesota, 5.125%, 4/1/34	1,065,600
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,044,550

		$12,242,383

Electric Utilities — 4.4%

$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$503,485
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	758,662
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,018,540
185	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	176,246
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,053,150

		$4,510,083

Escrowed / Prerefunded — 5.7%

$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,057,121
495	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	594,149
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,062,229
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,150,370

		$5,863,869

General Obligations — 13.6%

$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,041,550
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	770,295
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	506,910
2,000	Duluth, 5.00%, 2/1/34	2,066,600
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,113,560
825	Minneapolis and St. Paul Metropolitan Airports Commission, (AMT), 4.50%, 1/1/15(1)	829,933
1,155	Minnesota, 5.00%, 6/1/21	1,313,027
1,000	Minnesota, 5.00%, 8/1/22	1,143,700
1,000	Minnesota, 5.00%, 11/1/26	1,092,960
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,023,970
1,500	Washington County, 3.50%, 2/1/28	1,385,280
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	771,068

		$14,058,853

Hospital — 9.9%

$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,015,620
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	714,273
500	Northfield, 5.375%, 11/1/31	458,290
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,513,590
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	464,800
1,000	St. Cloud Health Care Revenue, (Centracare Health System), 5.125%, 5/1/30(2)	993,070
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,007,910
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	998,540
1,000	St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	998,700
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	691,027
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,370,430

		$10,226,250

See notes to financial statements

Eaton Vance Minnesota Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 6.1%

$500	Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$501,825
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	925,570
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	932,860
1,000	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	943,850
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	475,985
100	Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	98,238
965	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	966,129
1,650	Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,427,300

		$6,271,757

Industrial Development Revenue — 0.9%

$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$902,370

		$902,370

Insured-Education — 0.5%

$500	Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$541,780

		$541,780

Insured-Electric Utilities — 10.9%

$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,077,140
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,145,239
315	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	313,236
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,078,640
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	602,053
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	5,058,200
1,000	Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,016,920

		$11,291,428

Insured-Escrowed / Prerefunded — 2.9%

$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,423,289
1,500	Minneapolis and St. Paul Metropolitan Airports Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32(3)	1,567,110

		$2,990,399

Insured-General Obligations — 6.3%

$1,200	Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,302,480
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	853,504
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	410,024
705	Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	730,521
1,000	Rosemount Independent School District No. 196, (AGM), 5.00%, 2/1/23	1,060,030
1,000	Spring Lake Park Independent School District No. 16, (AGM), 5.00%, 2/1/22	1,086,370
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,070,030

		$6,512,959

Insured-Hospital — 4.2%

$1,950	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,877,440
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,014,440
450	Plymouth, (Westhealth), (AGM), 6.25%, 6/1/16	451,508

		$4,343,388

Insured-Other Revenue — 0.8%

$800	St. Paul Housing and Redevelopment Authority, (Block 19), (AGM), 5.35%, 8/1/29	$812,136

		$812,136

Insured-Special Tax Revenue — 2.9%

$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,030,680
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,017,050

		$3,047,730

Insured-Transportation — 2.9%

$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$991,110

See notes to financial statements

Eaton Vance Minnesota Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$2,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$2,019,600

		$3,010,710

Lease Revenue / Certificates of Participation — 0.9%

$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$585,351
350	Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	372,110

		$957,461

Miscellaneous — 2.0%

$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,043,400

		$2,043,400

Senior Living / Life Care — 0.7%

$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. -Highland), 8.75%, 11/1/24(4)	$760,295

		$760,295

Special Tax Revenue — 5.0%

$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$272,924
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	299,177
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,049,440
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,029,440
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	535,385

		$5,186,366

Water Revenue — 2.1%

$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,167,900

		$2,167,900

Total Tax-Exempt Investments — 94.5%
(identified cost $94,143,468)		$97,741,517

Other Assets, Less Liabilities — 5.5%		$5,711,123

Net Assets — 100.0%		$103,452,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

GNMA - Government National Mortgage Association

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 14.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.8%

Principal Amount
(000’s omitted)	Security	Value

Education — 12.7%

$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$740,528
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	709,410
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	633,138
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,097,244
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,277,219
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,658,297
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	864,134
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,901,451
8,580	Rutgers State University, 5.00%, 5/1/39(1)	8,954,145

		$32,835,566

Electric Utilities — 1.0%

$2,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,499,775

		$2,499,775

General Obligations — 1.0%

$2,365	Morris County, 4.00%, 4/15/22(2)	$2,468,209

		$2,468,209

Health Care-Miscellaneous — 0.3%

$970	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$861,787

		$861,787

Hospital — 13.3%

$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,372,410
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,076,376
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,035,957
7,175	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	7,184,471
6,765	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,645,801
1,135	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,094,287
1,110	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,080,774
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,164,178
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,599,361
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,114,750

		$34,368,365

Housing — 3.4%

$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$4,991,287
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,923,980
1,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	973,620

		$8,888,887

Industrial Development Revenue — 8.3%

$2,460	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,522,509
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	6,004,164
1,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	962,516
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,968,469
4,370	New Jersey Economic Development Authority, (New Jersey-American Water Co.), (AMT), 5.70%, 10/1/39	4,328,223
6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,804,665

		$21,590,546

Insured-Education — 4.5%

$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$9,971,456
2,210	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	1,749,104

		$11,720,560

See notes to financial statements

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Gas Utilities — 4.0%

$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$10,288,400

		$10,288,400

Insured-General Obligations — 6.2%

$3,050	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/35	$677,344
3,100	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/36	647,869
5,150	Irvington Township, (AGM), 0.00%, 7/15/22	2,988,287
5,350	Irvington Township, (AGM), 0.00%, 7/15/23	2,930,837
10,935	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,751,718

		$15,996,055

Insured-Hospital — 3.6%

$4,100	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,550,897
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,162,102
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Care System), (NPFG), 0.00%, 7/1/23	1,325,880
2,170	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,270,558

		$9,309,437

Insured-Industrial Development Revenue — 0.6%

$1,675	New Jersey Economic Development Authority, (New Jersey-American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$1,512,977

		$1,512,977

Insured-Lease Revenue / Certificates of Participation — 1.2%

$2,000	New-Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,154,800
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,074,250

		$3,229,050

Insured-Other Revenue — 1.1%

$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,928,650

		$2,928,650

Insured-Special Tax Revenue — 5.8%

$7,870	Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$4,053,129
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,080,560
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,231,271
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,292,565
4,145	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	241,156
2,255	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	277,387
4,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	510,206
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	382,093

		$15,068,367

Insured-Student Loan — 2.4%

$5,810	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$6,145,237

		$6,145,237

Insured-Transportation — 2.3%

$16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$4,912,105
850	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	922,046

		$5,834,151

Insured-Water and Sewer — 5.8%

$285	Middlesex County Utilities Authority, (NPFG), 6.25%, 8/15/10	$289,147
9,110	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	8,661,788
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	6,168,765

		$15,119,700

Lease Revenue / Certificates of Participation — 7.0%

$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$864,036
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	961,185

See notes to financial statements

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	$5,233,525
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,021,350
3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,142,350
6,750	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	6,843,353

		$18,065,799

Other Revenue — 5.1%

$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$590,080
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	659,695
1,680	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	1,743,347
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,782,788
20	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	20,754
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	825,728
2,440	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,694,263

		$13,316,655

Senior Living / Life Care — 2.8%

$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,271,926
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,061,836
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,308,386
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,555,179

		$7,197,327

Special Tax Revenue — 2.6%

$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$266,256
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	430,878
4,680	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,614,714
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,386,647

		$6,698,495

Student Loan — 0.5%

$1,290	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$1,348,502

		$1,348,502

Transportation — 12.4%

$2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$2,722,425
7,000	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,267,330
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	22,147,160

		$32,136,915

Water and Sewer — 2.9%

$2,615	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$2,579,201
5,025	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	4,973,192

		$7,552,393

Total Tax-Exempt Investments — 110.8%
(identified cost $287,519,065)		$286,981,805

Other Assets, Less Liabilities — (10.8)%		$(27,861,068)

Net Assets — 100.0%		$259,120,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk

See notes to financial statements

Eaton Vance New Jersey Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

associated with such economic developments, at January 31, 2010, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.6% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.1%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 1.8%

$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,670,050

		$5,670,050

Cogeneration — 0.9%

$530	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$530,064
3,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,772,672
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	551,240

		$2,853,976

Education — 6.6%

$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,154,508
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,021,410
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,519,365
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	2,007,880
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,105,150
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,104,400
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	929,730
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,813,528
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,371,304

		$21,027,275

Electric Utilities — 0.7%

$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,294,483

		$2,294,483

Escrowed / Prerefunded — 0.7%

$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$738,842
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,382,110

		$2,120,952

General Obligations — 1.5%

$1,000	Chester County, 5.00%, 7/15/27(1)	$1,110,130
410	Chester County, 5.00%, 7/15/28(1)	452,730
2,000	Montgomery County, 4.375%, 12/1/31(1)	2,043,000
1,000	Radnor Township, 5.125%, 7/15/34	1,033,840

		$4,639,700

Hospital — 14.5%

$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,051,150
4,220	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,403,444
2,990	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,381,535
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,041,290
1,810	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,581,469
4,855	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,804,314
3,250	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,182,140
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,868,620
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	936,220
9,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 8/15/26(2)	10,043,370
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,226,157
6,735	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,311,436
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,944,547

		$45,775,692

Housing — 6.4%

$1,945	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,876,594
6,570	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	5,971,473

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$3,995	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	$3,936,314
5,960	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	5,707,236
2,830	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,833,792

		$20,325,409

Industrial Development Revenue — 1.8%

$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$500,000
1,200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,218,120
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,499,865
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,076,660
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,459,035

		$5,753,680

Insured-Education — 7.4%

$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,109,590
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,277,059
2,500	Pennsylvania Higher Educational Facilities Authority, (NPFG), 5.00%, 6/15/23	2,668,550
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,517,375
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	2,734,729
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	5,056,076
1,400	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	1,353,744
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,625,461
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	960,851

		$23,303,435

Insured-Electric Utilities — 1.2%

$2,125	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,100,499
1,830	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,819,752

		$3,920,251

Insured-Escrowed / Prerefunded — 5.7%

$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,795,250
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,792,770
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,702,706
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,234,813
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,207,583
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,848,898
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,896,818
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,673,566

		$18,152,404

Insured-General Obligations — 14.9%

$2,150	Beaver County, (AGM), 5.55%, 11/15/31	$2,296,587
1,885	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	2,003,680
940	Bethlehem Area School District, (AGM), 5.25%, 1/15/26	993,759
3,000	Centennial School District, (AGM), 5.25%, 12/15/37	3,111,870
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,387,281
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,307,447
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,237,725
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,167,655
2,215	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,668,825
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	2,052,200
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	3,043,417
1,000	Hopewell School District, (AGM), 0.00%, 9/1/22	581,730
2,000	Hopewell School District, (AGM), 0.00%, 9/1/26	926,920
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	587,003
2,325	Lancaster County, (AGM), 5.00%, 3/1/31	2,422,208

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	$1,326,554
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	531,124
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	999,835
5,000	Norwin School District, (AGM), 3.25%, 4/1/33	3,820,150
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,725,420
1,590	Philadelphia School District, (FGIC), (NPFG), 4.375%, 6/1/34	1,504,426
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	653,015
8,500	Scranton School District, (AGM), 5.00%, 7/15/38	8,616,790
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	1,997,040
1,200	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,248,912

		$47,211,573

Insured-Hospital — 5.2%

$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,068,062
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,274,540
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,112,560
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	6,802,696
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,362,073

		$16,619,931

Insured-Industrial Development Revenue — 1.1%

$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,496,760

		$3,496,760

Insured-Lease Revenue / Certificates of Participation — 3.7%

$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,033,870
9,500	State Public School Building Authority, (AGM), 5.50%, 6/1/28(2)	10,601,240

		$11,635,110

Insured-Special Tax Revenue — 1.2%

$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,275,520
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	639,980
2,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	250,326
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	460,555
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	344,204

		$3,970,585

Insured-Transportation — 12.7%

$8,850	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	$9,857,749
6,000	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	5,910,660
7,900	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	7,054,463
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36(2)	11,294,250
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,135,270

		$40,252,392

Insured-Utilities — 3.0%

$10,585	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$9,477,703

		$9,477,703

Insured-Water and Sewer — 7.0%

$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$5,094,148
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	467,346
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,791,960
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,338,588
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	3,859,350
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,261,433

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Fund as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

$2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	$1,346,789

		$22,159,614

Nursing Home — 1.7%

$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,734,340
2,705	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,707,705
1,130	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	950,194

		$5,392,239

Senior Living / Life Care — 1.6%

$2,500	Cliff House Trust, (AMT), 6.25%, 6/1/27(3)	$1,314,450
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,857,277
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	576,264
1,300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,185,314

		$4,933,305

Special Tax Revenue — 2.5%

$7,025	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$6,927,001
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	867,324

		$7,794,325

Transportation — 1.7%

$750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	$757,432
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,566,420

		$5,323,852

Water and Sewer — 0.6%

$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,849,050

		$1,849,050

Total Tax-Exempt Investments — 106.1%
(identified cost $334,068,115)		$335,953,746

Other Assets, Less Liabilities — (6.1)%		$(19,447,039)

Net Assets — 100.0%		$316,506,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2010, 59.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 21.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Defaulted bond.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

As of January 31, 2010	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Assets

Investments —
Identified cost	$91,893,851	$37,508,757	$126,996,070	$50,333,284
Unrealized appreciation (depreciation)	2,517,651	(823,573)	3,420,185	1,095,597

Investments, at value	$94,411,502	$36,685,184	$130,416,255	$51,428,881

Cash	$4,777,642	$18,464	$3,951,228	$257,129
Interest receivable	592,183	421,172	1,428,836	492,935
Receivable for investments sold	145,863	6,458	250,000	463,653
Receivable for Fund shares sold	61,247	103,129	82,297	148,756
Receivable for open swap contracts	97,211	10,932	51,446	23,151

Total assets	$100,085,648	$37,245,339	$136,180,062	$52,814,505

Liabilities

Payable for floating rate notes issued	$950,000	$—	$5,950,000	$500,000
Payable for variation margin on open financial futures contracts	71,531	27,390	38,844	44,641
Payable for Fund shares redeemed	764,671	146,727	69,254	258,819
Distributions payable	152,071	62,115	145,232	75,040
Payable to affiliates:
Investment adviser fee	29,498	6,980	40,575	12,371
Distribution and service fees	25,442	7,616	30,008	11,478
Interest expense and fees payable	813	—	3,808	428
Accrued expenses	42,252	33,861	56,928	38,198

Total liabilities	$2,036,278	$284,689	$6,334,649	$940,975

Net Assets	$98,049,370	$36,960,650	$129,845,413	$51,873,530

Sources of Net Assets

Paid-in capital	$102,012,069	$40,357,175	$130,242,555	$53,644,227
Accumulated net realized loss	(6,676,875)	(2,597,510)	(3,740,642)	(3,014,932)
Accumulated undistributed (distributions in excess of) net investment income	(29,742)	(18,702)	(175,791)	72,707
Net unrealized appreciation (depreciation)	2,743,918	(780,313)	3,519,291	1,171,528

Net Assets	$98,049,370	$36,960,650	$129,845,413	$51,873,530

Class A Shares

Net Assets	$84,955,609	$34,885,112	$111,508,125	$47,822,181
Shares Outstanding	9,120,832	3,999,426	11,037,424	5,422,544
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$8.72	$10.10	$8.82
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.77	$9.15	$10.60	$9.26

Class B Shares

Net Assets	$3,953,326	$1,695,690	$7,135,550	$—
Shares Outstanding	381,866	178,575	709,599	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.35	$9.50	$10.06	$—

Class C Shares

Net Assets	$9,140,435	$379,848	$6,619,279	$4,051,349
Shares Outstanding	882,310	39,948	657,635	459,063
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.36	$9.51	$10.07	$8.83

Class I Shares

Net Assets	$—	$—	$4,582,459	$—
Shares Outstanding	—	—	453,472	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.11	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of January 31, 2010	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$94,143,468	$287,519,065	$334,068,115
Unrealized appreciation (depreciation)	3,598,049	(537,260)	1,885,631

Investments, at value	$97,741,517	$286,981,805	$335,953,746

Cash	$6,599,529	$1,606,226	$6,853,747
Interest receivable	1,189,869	2,265,232	3,401,363
Receivable for investments sold	—	441,558	146,858
Receivable for Fund shares sold	314,199	194,574	844,472
Receivable for open swap contracts	41,662	367,320	318,509

Total assets	$105,886,776	$291,856,715	$347,518,695

Liabilities

Payable for floating rate notes issued	$—	$31,545,000	$29,065,000
Payable for investments purchased	1,149,100	—	—
Payable for when-issued securities	984,440	—	—
Payable for variation margin on open financial futures contracts	45,937	94,531	426,562
Payable for Fund shares redeemed	48,665	437,657	683,075
Distributions payable	98,730	381,102	474,165
Payable to affiliates:
Investment adviser fee	30,499	90,663	116,063
Distribution and service fees	29,154	62,530	90,457
Interest expense and fees payable	—	27,129	43,577
Accrued expenses	47,611	97,366	113,089

Total liabilities	$2,434,136	$32,735,978	$31,011,988

Net Assets	$103,452,640	$259,120,737	$316,506,707

Sources of Net Assets

Paid-in capital	$103,009,392	$289,255,924	$341,175,751
Accumulated net realized loss	(3,298,732)	(31,234,866)	(27,778,738)
Accumulated undistributed (distributions in excess of) net investment income	19,389	1,156,953	(26,539)
Net unrealized appreciation (depreciation)	3,722,591	(57,274)	3,136,233

Net Assets	$103,452,640	$259,120,737	$316,506,707

Class A Shares

Net Assets	$84,401,342	$222,522,216	$219,964,483
Shares Outstanding	9,190,627	24,435,338	24,280,312
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.18	$9.11	$9.06
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.64	$9.56	$9.51

Class B Shares

Net Assets	$4,825,466	$—	$19,929,141
Shares Outstanding	488,353	—	2,125,302
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.88	$—	$9.38

Class C Shares

Net Assets	$14,225,832	$30,497,858	$45,001,878
Shares Outstanding	1,440,486	3,208,878	4,796,488
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.88	$9.50	$9.38

Class I Shares

Net Assets	$—	$6,100,663	$31,611,205
Shares Outstanding	—	669,739	3,476,006
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.11	$9.09

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended January 31, 2010	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Investment Income

Interest	$2,518,864	$951,091	$3,227,734	$1,391,793

Total investment income	$2,518,864	$951,091	$3,227,734	$1,391,793

Expenses

Investment adviser fee	$169,103	$38,923	$241,807	$70,360
Distribution and service fees
Class A	86,047	34,844	111,278	49,130
Class B	22,025	9,143	37,677	—
Class C	42,946	1,790	29,975	19,021
Trustees’ fees and expenses	1,890	866	2,393	1,120
Custodian fee	35,588	17,561	43,624	22,247
Transfer and dividend disbursing agent fees	16,913	9,622	29,245	16,118
Legal and accounting services	16,608	12,601	24,042	15,462
Printing and postage	6,745	2,644	5,494	3,354
Registration fees	6,566	2,842	3,578	1,058
Interest expense and fees	7,767	—	32,459	4,088
Miscellaneous	10,191	7,890	10,955	8,037

Total expenses	$422,389	$138,726	$572,527	$209,995

Deduct —
Reduction of custodian fee	$28	$23	$48	$14

Total expense reductions	$28	$23	$48	$14

Net expenses	$422,361	$138,703	$572,479	$209,981

Net investment income	$2,096,503	$812,388	$2,655,255	$1,181,812

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(209,345)	$(237,883)	$(20,736)	$9,992
Financial futures contracts	(502,230)	(217,899)	(307,484)	(350,680)
Swap contracts	(239,022)	(23,494)	(110,560)	(49,752)

Net realized loss	$(950,597)	$(479,276)	$(438,780)	$(390,440)

Change in unrealized appreciation (depreciation) —
Investments	$4,051,450	$2,352,532	$4,733,645	$2,621,874
Financial futures contracts	316,767	101,591	145,763	158,330
Swap contracts	265,297	31,694	149,146	67,116

Net change in unrealized appreciation (depreciation)	$4,633,514	$2,485,817	$5,028,554	$2,847,320

Net realized and unrealized gain	$3,682,917	$2,006,541	$4,589,774	$2,456,880

Net increase in net assets from operations	$5,779,420	$2,818,929	$7,245,029	$3,638,692

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended January 31, 2010	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Income

Interest	$2,343,723	$7,634,270	$8,847,094

Total investment income	$2,343,723	$7,634,270	$8,847,094

Expenses

Investment adviser fee	$165,709	$530,547	$679,054
Distribution and service fees
Class A	79,825	226,215	222,840
Class B	24,314	—	104,264
Class C	62,591	142,281	207,523
Trustees’ fees and expenses	1,917	4,544	5,524
Custodian fee	34,677	79,304	89,725
Transfer and dividend disbursing agent fees	23,768	66,800	87,635
Legal and accounting services	13,984	30,556	36,710
Printing and postage	4,270	9,985	11,510
Registration fees	3,514	3,586	3,922
Interest expense and fees	—	131,793	151,206
Miscellaneous	10,525	15,912	18,437

Total expenses	$425,094	$1,241,523	$1,618,350

Deduct —
Reduction of custodian fee	$102	$12	$131

Total expense reductions	$102	$12	$131

Net expenses	$424,992	$1,241,511	$1,618,219

Net investment income	$1,918,731	$6,392,759	$7,228,875

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$65,451	$(519,751)	$(198,517)
Financial futures contracts	(322,533)	(1,423,871)	(4,176,693)
Swap contracts	(102,438)	(903,161)	(747,292)

Net realized loss	$(359,520)	$(2,846,783)	$(5,122,502)

Change in unrealized appreciation (depreciation) —
Investments	$2,847,042	$16,449,449	$14,631,569
Financial futures contracts	203,428	266,679	3,156,049
Swap contracts	113,699	1,002,446	888,915

Net change in unrealized appreciation (depreciation)	$3,164,169	$17,718,574	$18,676,533

Net realized and unrealized gain	$2,804,649	$14,871,791	$13,554,031

Net increase in net assets from operations	$4,723,380	$21,264,550	$20,782,906

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2010
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$2,096,503	$812,388	$2,655,255	$1,181,812
Net realized loss from investment transactions, financial futures contracts and swap contracts	(950,597)	(479,276)	(438,780)	(390,440)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,633,514	2,485,817	5,028,554	2,847,320

Net increase in net assets from operations	$5,779,420	$2,818,929	$7,245,029	$3,638,692

Distributions to shareholders —
From net investment income
Class A	$(1,807,335)	$(735,920)	$(2,405,332)	$(1,103,782)
Class B	(80,971)	(33,794)	(142,121)	—
Class C	(157,505)	(6,597)	(112,921)	(75,014)
Class I	—	—	(78,852)	—

Total distributions to shareholders	$(2,045,811)	$(776,311)	$(2,739,226)	$(1,178,796)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,288,706	$2,844,756	$6,262,521	$1,072,448
Class B	194,598	10,334	206,171	—
Class C	897,397	2,513	1,353,000	796,515
Class I	—	—	2,386,135	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	999,548	387,001	1,659,196	665,533
Class B	43,713	22,765	91,485	—
Class C	113,550	3,212	60,117	47,920
Class I	—	—	31,264	—
Cost of shares redeemed
Class A	(6,597,517)	(3,801,484)	(9,371,673)	(4,089,577)
Class B	(548,976)	(184,571)	(510,838)	—
Class C	(759,606)	(2,247)	(661,471)	(477,743)
Class I	—	—	(28,000)	—
Net asset value of shares exchanged
Class A	679,895	438,222	1,339,434	—
Class B	(679,895)	(438,222)	(1,339,434)	—

Net increase (decrease) in net assets from Fund share transactions	$(1,368,587)	$(717,721)	$1,477,907	$(1,984,904)

Net increase in net assets	$2,365,022	$1,324,897	$5,983,710	$474,992

Net Assets

At beginning of period	$95,684,348	$35,635,753	$123,861,703	$51,398,538

At end of period	$98,049,370	$36,960,650	$129,845,413	$51,873,530

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(29,742)	$(18,702)	$(175,791)	$72,707

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2010
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$1,918,731	$6,392,759	$7,228,875
Net realized loss from investment transactions, financial futures contracts and swap contracts	(359,520)	(2,846,783)	(5,122,502)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,164,169	17,718,574	18,676,533

Net increase in net assets from operations	$4,723,380	$21,264,550	$20,782,906

Distributions to shareholders —
From net investment income
Class A	$(1,519,017)	$(5,463,261)	$(4,997,825)
Class B	(78,906)	—	(414,800)
Class C	(202,878)	(623,612)	(822,962)
Class I	—	(105,764)	(639,713)

Total distributions to shareholders	$(1,800,801)	$(6,192,637)	$(6,875,300)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,553,121	$9,031,968	$14,128,703
Class B	198,857	—	1,000,828
Class C	3,080,112	4,974,294	8,267,228
Class I	—	4,358,726	8,520,839
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,077,856	3,542,680	3,260,745
Class B	50,790	—	238,411
Class C	108,440	393,731	590,623
Class I	—	3,434	654
Cost of shares redeemed
Class A	(4,449,721)	(18,765,043)	(22,584,120)
Class B	(325,093)	—	(1,685,684)
Class C	(1,424,569)	(2,699,825)	(4,073,849)
Class I	—	(169,404)	(591,159)
Net asset value of shares exchanged
Class A	489,862	—	2,773,814
Class B	(489,862)	—	(2,773,814)

Net increase in net assets from Fund share transactions	$8,869,793	$670,561	$7,073,219

Net increase in net assets	$11,792,372	$15,742,474	$20,980,825

Net Assets

At beginning of period	$91,660,268	$243,378,263	$295,525,882

At end of period	$103,452,640	$259,120,737	$316,506,707

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$19,389	$1,156,953	$(26,539)

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D
Statements of Changes in Net Assets

For the Year Ended July 31, 2009
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,427,099	$1,645,229	$5,416,659	$2,624,814
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,318,121)	(1,308,031)	(2,701,461)	(2,228,329)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(577,636)	(1,384,904)	(327,015)	(1,943,233)

Net increase (decrease) in net assets from operations	$531,342	$(1,047,706)	$2,388,183	$(1,546,748)

Distributions to shareholders —
From net investment income
Class A	$(3,862,883)	$(1,543,581)	$(4,770,369)	$(2,493,538)
Class B	(216,302)	(109,508)	(415,377)	—
Class C	(291,316)	(12,252)	(175,973)	(147,501)
Class I	—	—	(40,986)	—

Total distributions to shareholders	$(4,370,501)	$(1,665,341)	$(5,402,705)	$(2,641,039)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,466,620	$5,497,187	$21,775,497	$2,153,007
Class B	242,080	102,125	464,269	—
Class C	2,985,620	341,602	2,833,670	1,298,061
Class I	—	—	2,041,247	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,352,473	803,254	2,928,594	1,382,254
Class B	110,589	61,845	252,195	—
Class C	212,327	8,616	95,995	89,838
Class I	—	—	37,895	—
Cost of shares redeemed
Class A	(22,914,347)	(6,205,574)	(20,582,453)	(10,363,111)
Class B	(1,269,611)	(431,444)	(2,210,135)	—
Class C	(2,825,235)	(223,231)	(1,019,864)	(1,642,470)
Class I	—	—	(105,120)	—
Net asset value of shares exchanged
Class A	1,402,151	794,871	2,299,850	—
Class B	(1,402,151)	(794,871)	(2,299,850)	—

Net increase (decrease) in net assets from Fund share transactions	$(8,639,484)	$(45,620)	$6,511,790	$(7,082,421)

Net increase (decrease) in net assets	$(12,478,643)	$(2,758,667)	$3,497,268	$(11,270,208)

Net Assets

At beginning of year	$108,162,991	$38,394,420	$120,364,435	$62,668,746

At end of year	$95,684,348	$35,635,753	$123,861,703	$51,398,538

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(80,434)	$(54,779)	$(91,820)	$69,691

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2009
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$3,602,456	$13,066,071	$13,461,843
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,543,893)	(20,789,811)	(9,012,304)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,404,760	(8,741,731)	(6,769,062)

Net increase (decrease) in net assets from operations	$3,463,323	$(16,465,471)	$(2,319,523)

Distributions to shareholders —
From net investment income
Class A	$(3,048,312)	$(11,652,913)	$(10,437,242)
Class B	(213,253)	—	(1,022,590)
Class C	(357,003)	(1,110,580)	(1,360,344)
Class I	—	(61,385)	(636,909)

Total distributions to shareholders	$(3,618,568)	$(12,824,878)	$(13,457,085)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,271,982	$14,507,369	$27,890,896
Class B	352,606	—	1,580,020
Class C	5,963,015	7,354,362	14,225,844
Class I	—	1,790,156	23,034,562
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,074,003	7,410,537	6,509,874
Class B	122,495	—	556,510
Class C	191,162	712,678	913,839
Class I	—	18,668	132
Cost of shares redeemed
Class A	(17,828,750)	(41,838,872)	(40,840,906)
Class B	(1,240,003)	—	(3,819,633)
Class C	(2,855,168)	(7,087,566)	(8,176,435)
Class I	—	(205,664)	(2,585,172)
Net asset value of shares exchanged
Class A	867,366	—	2,801,670
Class B	(867,366)	—	(2,801,670)

Net increase (decrease) in net assets from Fund share transactions	$7,051,342	$(17,338,332)	$19,289,531

Net increase (decrease) in net assets	$6,896,097	$(46,628,681)	$3,512,923

Net Assets

At beginning of year	$84,764,171	$290,006,944	$292,012,959

At end of year	$91,660,268	$243,378,263	$295,525,882

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(98,541)	$956,831	$(380,114)

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D
Statement of Cash Flows

For the Six Months Ended January 31, 2010
Cash Flows From Operating Activities	New Jersey Fund

Net increase in net assets from operations	$21,264,550
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(16,713,258)
Investments sold	19,996,855
Net accretion/amortization of premium (discount)	(1,389,567)
Decrease in interest receivable	118,485
Decrease in receivable for investments sold	2,493,100
Increase in receivable for open swap contracts	(367,320)
Decrease in payable for variation margin on open financial futures contracts	(404,297)
Decrease in payable for open swap contracts	(635,126)
Decrease in payable to affiliate for investment adviser fee	(30,952)
Increase in payable to affiliate for distribution and service fees	5,416
Decrease in interest expense and fees payable	(720)
Decrease in accrued expenses	(41,161)
Net change in unrealized (appreciation) depreciation from investments	(16,449,449)
Net realized loss from investments	519,751

Net cash provided by operating activities	$8,366,307

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$18,653,350
Fund shares redeemed	(21,550,124)
Distributions paid, net of reinvestments	(2,259,684)
Proceeds from secured borrowings	1,120,000
Decrease in demand note payable	(2,800,000)

Net cash used in financing activities	$(6,836,458)

Net increase in cash	$1,529,849

Cash at beginning of period	$76,377

Cash at end of period	$1,606,226

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$3,939,845
Cash paid for interest and fees	$132,513

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.960		$9.220	$9.750	$9.730		$9.780	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.202		$0.409	$0.417	$0.433		$0.438	$0.467
Net realized and unrealized gain (loss)	0.345		(0.266)	(0.535)	0.013		(0.055)	0.131

Total income (loss) from operations	$0.547		$0.143	$(0.118)	$0.446		$0.383	$0.598

Less Distributions

From net investment income	$(0.197)		$(0.403)	$(0.412)	$(0.426)		$(0.433)	$(0.468)

Total distributions	$(0.197)		$(0.403)	$(0.412)	$(0.426)		$(0.433)	$(0.468)

Net asset value — End of period	$9.310		$8.960	$9.220	$9.750		$9.730	$9.780

Total Return(2)	6.12	%(3)	1.85%	(1.23)%	4.62%		4.00%	6.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,956		$82,365	$92,266	$91,301		$72,090	$58,597
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.80%	0.76%	0.76	%(5)	0.77%	0.78	%(6)
Interest and fee expense(7)	0.02	%(4)	0.06%	0.14%	0.22%		0.27%	0.21	%(6)
Total expenses before custodian fee reduction	0.74	%(4)	0.86%	0.90%	0.98	%(5)	1.04%	0.99	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.79%	0.73%	0.71	%(5)	0.74%	0.76	%(6)
Net investment income	4.31	%(4)	4.75%	4.37%	4.40%		4.50%	4.79%
Portfolio Turnover of the Portfolio	—		—	—	—		—	0	%(8)
Portfolio Turnover of the Fund	1	%(3)	18%	21%	17%		17%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.960		$10.250	$10.840	$10.810		$10.870	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.383	$0.385	$0.404		$0.409	$0.441
Net realized and unrealized gain (loss)	0.386		(0.299)	(0.597)	0.017		(0.070)	0.139

Total income (loss) from operations	$0.571		$0.084	$(0.212)	$0.421		$0.339	$0.580

Less Distributions

From net investment income	$(0.181)		$(0.374)	$(0.378)	$(0.391)		$(0.399)	$(0.440)

Total distributions	$(0.181)		$(0.374)	$(0.378)	$(0.391)		$(0.399)	$(0.440)

Net asset value — End of period	$10.350		$9.960	$10.250	$10.840		$10.810	$10.870

Total Return(2)	5.75	%(3)	1.06%	(1.99)%	3.92%		3.18%	5.68	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,953		$4,759	$7,416	$8,834		$12,958	$16,935
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.55%	1.51%	1.51	%(6)	1.52%	1.53	%(7)
Interest and fee expense(8)	0.02	%(5)	0.06%	0.14%	0.22%		0.27%	0.21	%(7)
Total expenses before custodian fee reduction	1.50	%(5)	1.61%	1.65%	1.73	%(6)	1.79%	1.74	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.54%	1.48%	1.46	%(6)	1.49%	1.51	%(7)
Net investment income	3.56	%(5)	4.01%	3.63%	3.69%		3.78%	4.07%
Portfolio Turnover of the Portfolio	—		—	—	—		—	0	%(9)
Portfolio Turnover of the Fund	1	%(3)	18%	21%	17%		17%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arizona Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.970		$10.260	$10.840	$10.820		$10.760

Income (Loss) From Operations

Net investment income(2)	$0.185		$0.382	$0.382	$0.388		$0.241
Net realized and unrealized gain (loss)	0.386		(0.298)	(0.584)	0.023		0.063	(3)

Total income (loss) from operations	$0.571		$0.084	$(0.202)	$0.411		$0.304

Less Distributions

From net investment income	$(0.181)		$(0.374)	$(0.378)	$(0.391)		$(0.244)

Total distributions	$(0.181)		$(0.374)	$(0.378)	$(0.391)		$(0.244)

Net asset value — End of period	$10.360		$9.970	$10.260	$10.840		$10.820

Total Return(4)	5.75	%(5)	1.06%	(1.89)%	3.82%		2.84	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,140		$8,561	$8,481	$6,835		$994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(6)	1.55%	1.51%	1.51	%(7)	1.52	%(6)
Interest and fee expense(8)	0.02	%(6)	0.06%	0.14%	0.22%		0.27	%(6)
Total expenses before custodian fee reduction	1.49	%(6)	1.61%	1.65%	1.73	%(7)	1.79	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(6)	1.54%	1.48%	1.46	%(7)	1.49	%(6)
Net investment income	3.55	%(6)	3.98%	3.61%	3.55%		3.55	%(6)
Portfolio Turnover	1	%(5)	18%	21%	17%		17	%(9)

(1)	For the period from the start of business, December 16, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.250		$8.880	$9.670	$9.730		$9.690	$9.570

Income (Loss) From Operations

Net investment income(1)	$0.193		$0.390	$0.398	$0.409		$0.411	$0.435
Net realized and unrealized gain (loss)	0.461		(0.625)	(0.778)	(0.060)		0.043	0.131

Total income (loss) from operations	$0.654		$(0.235)	$(0.380)	$0.349		$0.454	$0.566

Less Distributions

From net investment income	$(0.184)		$(0.395)	$(0.410)	$(0.409)		$(0.414)	$(0.446)

Total distributions	$(0.184)		$(0.395)	$(0.410)	$(0.409)		$(0.414)	$(0.446)

Net asset value — End of period	$8.720		$8.250	$8.880	$9.670		$9.730	$9.690

Total Return(2)	7.96	%(3)	(2.42)%	(4.00)%	3.58%		4.79%	6.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,885		$33,112	$34,679	$39,032		$27,021	$22,044
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(6)	0.79%	0.75%	0.70	%(4)	0.73%	0.75	%(5)
Interest and fee expense(7)	—		—	0.04%	0.08%		0.09%	—
Total expenses before custodian fee reduction	0.70	%(6)	0.79%	0.79%	0.78	%(4)	0.82%	0.75	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.70	%(6)	0.78%	0.73%	0.65	%(4)	0.69%	0.74	%(5)
Net investment income	4.42	%(6)	4.83%	4.28%	4.15%		4.25%	4.50%
Portfolio Turnover of the Portfolio	—		—	—	—		—	3	%(8)
Portfolio Turnover of the Fund	8	%(3)	16%	17%	12%		25%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.980		$9.660	$10.520	$10.590		$10.550	$10.420

Income (Loss) From Operations

Net investment income(1)	$0.175		$0.359	$0.358	$0.367		$0.370	$0.398
Net realized and unrealized gain (loss)	0.511		(0.678)	(0.851)	(0.072)		0.041	0.138

Total income (loss) from operations	$0.686		$(0.319)	$(0.493)	$0.295		$0.411	$0.536

Less Distributions

From net investment income	$(0.166)		$(0.361)	$(0.367)	$(0.365)		$(0.371)	$(0.406)

Total distributions	$(0.166)		$(0.361)	$(0.367)	$(0.365)		$(0.371)	$(0.406)

Net asset value — End of period	$9.500		$8.980	$9.660	$10.520		$10.590	$10.550

Total Return(2)	7.67	%(4)	(3.13)%	(4.76)%	2.77%		3.98%	5.41	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,696		$2,168	$3,497	$5,502		$6,567	$8,334
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(7)	1.54%	1.50%	1.45	%(5)	1.48%	1.50	%(6)
Interest and fee expense(8)	—		—	0.04%	0.08%		0.09%	—
Total expenses before custodian fee reduction	1.45	%(7)	1.54%	1.54%	1.53	%(5)	1.57%	1.50	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(7)	1.54%	1.48%	1.40	%(5)	1.44%	1.49	%(6)
Net investment income	3.68	%(7)	4.07%	3.53%	3.42%		3.52%	3.78%
Portfolio Turnover of the Portfolio	—		—	—	—		—	3	%(9)
Portfolio Turnover of the Fund	8	%(4)	16%	17%	12%		25%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Colorado Fund — Class C
	Six Months Ended
	January 31, 2010		Year Ended	Period Ended
	(Unaudited)		July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.000		$9.680	$10.460

Income (Loss) From Operations

Net investment income(2)	$0.174		$0.357	$0.289
Net realized and unrealized gain (loss)	0.502		(0.676)	(0.772)

Total income (loss) from operations	$0.676		$(0.319)	$(0.483)

Less Distributions

From net investment income	$(0.166)		$(0.361)	$(0.297)

Total distributions	$(0.166)		$(0.361)	$(0.297)

Net asset value — End of period	$9.510		$9.000	$9.680

Total Return(3)	7.54	%(4)	(3.12)%	(4.66	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$380		$356	$219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(5)	1.54%	1.48	%(5)
Interest and fee expense(6)	—		—	0.04	%(5)
Total expenses before custodian fee reduction	1.45	%(5)	1.54%	1.52	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(5)	1.54%	1.46	%(5)
Net investment income	3.66	%(5)	4.07%	3.60	%(5)
Portfolio Turnover	8	%(4)	16%	17	%(7)

(1)	For the period from the start of business, October 8, 2007, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.750		$9.990	$10.530	$10.530		$10.660	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.213		$0.446	$0.446	$0.437		$0.442	$0.461
Net realized and unrealized gain (loss)	0.357		(0.241)	(0.548)	0.000	(2)	(0.134)	0.057

Total income (loss) from operations	$0.570		$0.205	$(0.102)	$0.437		$0.308	$0.518

Less Distributions

From net investment income	$(0.220)		$(0.445)	$(0.438)	$(0.437)		$(0.438)	$(0.468)

Total distributions	$(0.220)		$(0.445)	$(0.438)	$(0.437)		$(0.438)	$(0.468)

Net asset value — End of period	$10.100		$9.750	$9.990	$10.530		$10.530	$10.660

Total Return(3)	5.86	%(4)	2.31%	(1.01)%	4.17%		2.95%	4.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$111,508		$107,689	$103,906	$115,076		$104,089	$102,378
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(5)	0.80%	0.77%	0.78	%(6)	0.77%	0.78	%(7)
Interest and fee expense(8)	0.05	%(5)	0.15%	0.35%	0.27%		0.17%	0.10	%(7)
Total expenses before custodian fee reduction	0.81	%(5)	0.95%	1.12%	1.05	%(6)	0.94%	0.88	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(5)	0.79%	0.76%	0.76	%(6)	0.76%	0.77	%(7)
Net investment income	4.19	%(5)	4.72%	4.31%	4.10%		4.19%	4.31%
Portfolio Turnover of the Portfolio	—		—	—	—		—	2	%(9)
Portfolio Turnover of the Fund	2	%(4)	20%	23%	16%		26%	13%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.700		$9.940	$10.480	$10.480		$10.610	$10.560

Income (Loss) From Operations

Net investment income(1)	$0.175		$0.375	$0.367	$0.356		$0.362	$0.380
Net realized and unrealized gain (loss)	0.366		(0.244)	(0.552)	(0.001)		(0.136)	0.056

Total income (loss) from operations	$0.541		$0.131	$(0.185)	$0.355		$0.226	$0.436

Less Distributions

From net investment income	$(0.181)		$(0.371)	$(0.355)	$(0.355)		$(0.356)	$(0.386)

Total distributions	$(0.181)		$(0.371)	$(0.355)	$(0.355)		$(0.356)	$(0.386)

Net asset value — End of period	$10.060		$9.700	$9.940	$10.480		$10.480	$10.610

Total Return(2)	5.59	%(3)	1.53%	(1.80)%	3.39%		2.17%	4.36	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,136		$8,387	$12,622	$18,238		$24,179	$30,791
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.55%	1.52%	1.53	%(6)	1.52%	1.53	%(7)
Interest and fee expense(8)	0.05	%(5)	0.15%	0.35%	0.27%		0.17%	0.10	%(7)
Total expenses before custodian fee reduction	1.56	%(5)	1.70%	1.87%	1.80	%(6)	1.69%	1.63	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.54%	1.51%	1.51	%(6)	1.51%	1.52	%(7)
Net investment income	3.45	%(5)	3.99%	3.56%	3.35%		3.44%	3.57%
Portfolio Turnover of the Portfolio	—		—	—	—		—	2	%(9)
Portfolio Turnover of the Fund	2	%(3)	20%	23%	16%		26%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.710		$9.950	$10.480	$10.480		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.174		$0.372	$0.366	$0.355		$0.152
Net realized and unrealized gain (loss)	0.368		(0.240)	(0.541)	0.000	(3)	(0.054)

Total income (loss) from operations	$0.542		$0.132	$(0.175)	$0.355		$0.098

Less Distributions

From net investment income	$(0.182)		$(0.372)	$(0.355)	$(0.355)		$(0.168)

Total distributions	$(0.182)		$(0.372)	$(0.355)	$(0.355)		$(0.168)

Net asset value — End of period	$10.070		$9.710	$9.950	$10.480		$10.480

Total Return(4)	5.59	%(5)	1.53%	(1.71)%	3.39%		0.90	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,619		$5,664	$3,827	$3,433		$207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(6)	1.55%	1.52%	1.53	%(7)	1.53	%(6)
Interest and fee expense(8)	0.05	%(6)	0.15%	0.35%	0.27%		0.17	%(6)
Total expenses before custodian fee reduction	1.56	%(6)	1.70%	1.87%	1.80	%(7)	1.70	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51	%(6)	1.54%	1.51%	1.51	%(7)	1.51	%(6)
Net investment income	3.43	%(6)	3.96%	3.55%	3.35%		3.07	%(6)
Portfolio Turnover	2	%(5)	20%	23%	16%		26	%(9)

(1)	For the period from the start of business, February 9, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Connecticut Fund — Class I
	Six Months Ended
	January 31, 2010		Year Ended	Period Ended
	(Unaudited)		July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$9.750		$9.990	$9.780

Income (Loss) From Operations

Net investment income(2)	$0.223		$0.461	$0.196
Net realized and unrealized gain (loss)	0.367		(0.237)	0.203

Total income from operations	$0.590		$0.224	$0.399

Less Distributions

From net investment income	$(0.230)		$(0.464)	$(0.189)

Total distributions	$(0.230)		$(0.464)	$(0.189)

Net asset value — End of period	$10.110		$9.750	$9.990

Total Return(3)	6.07	%(4)	2.52%	4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,582		$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)	0.60%	0.58	%(5)
Interest and fee expense(6)	0.05	%(5)	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.61	%(5)	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56	%(5)	0.59%	0.56	%(5)
Net investment income	4.39	%(5)	4.87%	4.66	%(5)
Portfolio Turnover	2	%(4)	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Michigan Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.410		$8.950	$9.480	$9.510		$9.630	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.402	$0.407	$0.401		$0.419	$0.435
Net realized and unrealized gain (loss)	0.409		(0.538)	(0.489)	(0.028)		(0.131)	0.156

Total income (loss) from operations	$0.609		$(0.136)	$(0.082)	$0.373		$0.288	$0.591

Less Distributions

From net investment income	$(0.199)		$(0.404)	$(0.403)	$(0.403)		$(0.408)	$(0.441)
From net realized gain	—		—	(0.045)	—		—	—

Total distributions	$(0.199)		$(0.404)	$(0.448)	$(0.403)		$(0.408)	$(0.441)

Net asset value — End of period	$8.820		$8.410	$8.950	$9.480		$9.510	$9.630

Total Return(2)	7.27	%(3)	(1.29)%	(0.88)%	3.92%		3.06%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,822		$47,885	$58,620	$64,786		$53,595	$53,522
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(4)	0.80%	0.77%	0.78	%(5)	0.79%	0.80	%(6)
Interest and fee expense(7)	0.02	%(4)	0.16%	0.14%	0.24%		0.24%	0.16	%(6)
Total expenses before custodian fee reduction	0.73	%(4)	0.96%	0.91%	1.02	%(5)	1.03%	0.96	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(4)	0.80%	0.75%	0.75	%(5)	0.78%	0.79	%(6)
Net investment income	4.51	%(4)	4.89%	4.40%	4.16%		4.39%	4.53%
Portfolio Turnover of the Portfolio	—		—	—	—		—	2	%(8)
Portfolio Turnover of the Fund	6	%(3)	15%	24%	15%		32%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Michigan Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.420		$8.960	$9.480	$9.510		$9.480

Income (Loss) From Operations

Net investment income(2)	$0.166		$0.341	$0.337	$0.326		$0.080
Net realized and unrealized gain (loss)	0.411		(0.540)	(0.481)	(0.025)		0.033

Total income (loss) from operations	$0.577		$(0.199)	$(0.144)	$0.301		$0.113

Less Distributions

From net investment income	$(0.167)		$(0.341)	$(0.331)	$(0.331)		$(0.083)
From net realized gain	—		—	(0.045)	—		—

Total distributions	$(0.167)		$(0.341)	$(0.376)	$(0.331)		$(0.083)

Net asset value — End of period	$8.830		$8.420	$8.960	$9.480		$9.510

Total Return(3)	6.87	%(4)	(2.04)%	(1.54)%	3.16%		1.20	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,051		$3,513	$4,049	$3,028		$141
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(5)	1.55%	1.52%	1.53	%(6)	1.54	%(5)
Interest and fee expense(7)	0.02	%(5)	0.16%	0.14%	0.24%		0.24	%(5)
Total expenses before custodian fee reduction	1.48	%(5)	1.71%	1.66%	1.77	%(6)	1.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.55%	1.50%	1.50	%(6)	1.53	%(5)
Net investment income	3.74	%(5)	4.14%	3.65%	3.39%		3.39	%(5)
Portfolio Turnover	6	%(4)	15%	24%	15%		32	%(8)

(1)	For the period from the commencement of operations, May 2, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.900		$8.930	$9.280	$9.280		$9.320	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.187		$0.374	$0.382	$0.403		$0.424	$0.422
Net realized and unrealized gain (loss)	0.269		(0.028)	(0.336)	0.007		(0.052)	0.206

Total income from operations	$0.456		$0.346	$0.046	$0.410		$0.372	$0.628

Less Distributions

From net investment income	$(0.176)		$(0.376)	$(0.396)	$(0.410)		$(0.412)	$(0.418)

Total distributions	$(0.176)		$(0.376)	$(0.396)	$(0.410)		$(0.412)	$(0.418)

Net asset value — End of period	$9.180		$8.900	$8.930	$9.280		$9.280	$9.320

Total Return(2)	5.14	%(3)	4.15%	0.51%	4.45%		4.08%	7.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,401		$74,358	$69,234	$57,574		$34,677	$31,245
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.79%	0.75%	0.78	%(5)	0.77%	0.78	%(6)
Interest and fee expense(7)	—		—	0.10%	0.20%		0.22%	0.15	%(6)
Total expenses before custodian fee reduction	0.73	%(4)	0.79%	0.85%	0.98	%(5)	0.99%	0.93	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.79%	0.70%	0.72	%(5)	0.74%	0.77	%(6)
Net investment income	4.05	%(4)	4.38%	4.17%	4.30%		4.57%	4.55%
Portfolio Turnover of the Portfolio	—		—	—	—		—	6	%(8)
Portfolio Turnover of the Fund	0	%(3)(9)	23%	18%	4%		14%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$9.580		$9.600	$9.990	$9.990		$10.020	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.334	$0.338	$0.363		$0.383	$0.380
Net realized and unrealized gain (loss)	0.288		(0.020)	(0.376)	0.003		(0.045)	0.205

Total income (loss) from operations	$0.453		$0.314	$(0.038)	$0.366		$0.338	$0.585

Less Distributions

From net investment income	$(0.153)		$(0.334)	$(0.352)	$(0.366)		$(0.368)	$(0.375)

Total distributions	$(0.153)		$(0.334)	$(0.352)	$(0.366)		$(0.368)	$(0.375)

Net asset value — End of period	$9.880		$9.580	$9.600	$9.990		$9.990	$10.020

Total Return(2)	4.74	%(4)	3.49%	(0.39)%	3.68%		3.44%	6.23	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,825		$5,225	$6,962	$7,827		$9,941	$13,571
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.54%	1.50%	1.53	%(6)	1.52%	1.53	%(7)
Interest and fee expense(8)	—		—	0.10%	0.20%		0.22%	0.15	%(7)
Total expenses before custodian fee reduction	1.48	%(5)	1.54%	1.60%	1.73	%(6)	1.74%	1.68	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.54%	1.45%	1.47	%(6)	1.49%	1.52	%(7)
Net investment income	3.31	%(5)	3.64%	3.43%	3.60%		3.84%	3.81%
Portfolio Turnover of the Portfolio	—		—	—	—		—	6	%(9)
Portfolio Turnover of the Fund	0	%(4)(10)	23%	18%	4%		14%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Minnesota Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.570		$9.620	$9.990	$9.990		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.164		$0.333	$0.335	$0.357		$0.231
Net realized and unrealized gain (loss)	0.299		(0.049)	(0.353)	0.009		0.041	(3)

Total income (loss) from operations	$0.463		$0.284	$(0.018)	$0.366		$0.272

Less Distributions

From net investment income	$(0.153)		$(0.334)	$(0.352)	$(0.366)		$(0.222)

Total distributions	$(0.153)		$(0.334)	$(0.352)	$(0.366)		$(0.222)

Net asset value — End of period	$9.880		$9.570	$9.620	$9.990		$9.990

Total Return(4)	4.85	%(5)	3.17%	(0.19)%	3.68%		2.77	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,226		$12,078	$8,569	$4,115		$986
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(7)	1.55%	1.50%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	—		—	0.10%	0.20%		0.22	%(7)
Total expenses before custodian fee reduction	1.47	%(7)	1.55%	1.60%	1.73	%(6)	1.74	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(7)	1.54%	1.45%	1.47	%(6)	1.49	%(7)
Net investment income	3.29	%(7)	3.61%	3.41%	3.54%		3.78	%(7)
Portfolio Turnover	0	%(5)(10)	23%	18%	4%		14	%(9)

(1)	For the period from the start of business, December 21, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

(10)	Amount is less than 0.5%.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.580		$9.500	$10.500	$10.420		$10.470	$10.130

Income (Loss) From Operations

Net investment income(1)	$0.228		$0.457	$0.456	$0.481		$0.462	$0.478
Net realized and unrealized gain (loss)	0.523		(0.929)	(0.977)	0.058		(0.055)	0.342

Total income (loss) from operations	$0.751		$(0.472)	$(0.521)	$0.539		$0.407	$0.820

Less Distributions

From net investment income	$(0.221)		$(0.448)	$(0.462)	$(0.459)		$(0.457)	$(0.480)
From net realized gain	—		—	(0.017)	—		—	—

Total distributions	$(0.221)		$(0.448)	$(0.479)	$(0.459)		$(0.457)	$(0.480)

Net asset value — End of period	$9.110		$8.580	$9.500	$10.500		$10.420	$10.470

Total Return(2)	8.78	%(3)	(4.66)%	(5.04)%	5.18%		4.00%	8.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$222,522		$215,406	$261,792	$264,281		$189,294	$175,624
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(4)	0.85%	0.81%	0.79	%(5)	0.80%	0.81	%(6)
Interest and fee expense(7)	0.10	%(4)	0.18%	0.26%	0.42%		0.39%	0.25	%(6)
Total expenses before custodian fee reduction	0.87	%(4)	1.03%	1.07%	1.21	%(5)	1.19%	1.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.77	%(4)	0.85%	0.80%	0.76	%(5)	0.78%	0.80	%(6)
Net investment income	4.99	%(4)	5.48%	4.57%	4.51%		4.45%	4.61%
Portfolio Turnover of the Portfolio	—		—	—	—		—	0	%(8)
Portfolio Turnover of the Fund	6	%(3)	35%	47%	37%		27%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.960		$9.920	$10.950	$10.870		$10.740

Income (Loss) From Operations

Net investment income(2)	$0.202		$0.411	$0.394	$0.402		$0.233
Net realized and unrealized gain (loss)	0.537		(0.972)	(1.008)	0.075		0.148	(3)

Total income (loss) from operations	$0.739		$(0.561)	$(0.614)	$0.477		$0.381

Less Distributions

From net investment income	$(0.199)		$(0.399)	$(0.399)	$(0.397)		$(0.251)
From net realized gain	—		—	(0.017)	—		—

Total distributions	$(0.199)		$(0.399)	$(0.416)	$(0.397)		$(0.251)

Net asset value — End of period	$9.500		$8.960	$9.920	$10.950		$10.870

Total Return(4)	8.27	%(5)	(5.40)%	(5.68)%	4.38%		3.56	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,498		$26,165	$28,204	$22,479		$3,659
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(6)	1.59%	1.56%	1.54	%(7)	1.55	%(6)
Interest and fee expense(8)	0.10	%(6)	0.18%	0.26%	0.42%		0.39	%(6)
Total expenses before custodian fee reduction	1.62	%(6)	1.77%	1.82%	1.96	%(7)	1.94	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52	%(6)	1.59%	1.55%	1.51	%(7)	1.53	%(6)
Net investment income	4.23	%(6)	4.73%	3.79%	3.61%		3.45	%(6)
Portfolio Turnover	6	%(5)	35%	47%	37%		27	%(9)

(1)	For the period from the start of business, December 14, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Fund — Class I
	Six Months Ended
	January 31, 2010		Year Ended	Period Ended
	(Unaudited)		July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$8.580		$9.510	$9.180

Income (Loss) From Operations

Net investment income(2)	$0.238		$0.468	$0.190
Net realized and unrealized gain (loss)	0.521		(0.933)	0.337

Total income (loss) from operations	$0.759		$(0.465)	$0.527

Less Distributions

From net investment income	$(0.229)		$(0.465)	$(0.197)

Total distributions	$(0.229)		$(0.465)	$(0.197)

Net asset value — End of period	$9.110		$8.580	$9.510

Total Return(3)	8.88	%(4)	(4.56)%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,101		$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.65%	0.61	%(5)
Interest and fee expense(6)	0.10	%(5)	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.68	%(5)	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.65%	0.60	%(5)
Net investment income	5.19	%(5)	5.74%	4.76	%(5)
Portfolio Turnover	6	%(4)	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.650		$9.190	$9.970	$9.930		$9.920	$9.730

Income (Loss) From Operations

Net investment income(1)	$0.215		$0.427	$0.440	$0.434		$0.458	$0.490
Net realized and unrealized gain (loss)	0.400		(0.539)	(0.785)	0.042		0.010	0.191

Total income (loss) from operations	$0.615		$(0.112)	$(0.345)	$0.476		$0.468	$0.681

Less Distributions

From net investment income	$(0.205)		$(0.428)	$(0.435)	$(0.436)		$(0.458)	$(0.491)

Total distributions	$(0.205)		$(0.428)	$(0.435)	$(0.436)		$(0.458)	$(0.491)

Net asset value — End of period	$9.060		$8.650	$9.190	$9.970		$9.930	$9.920

Total Return(2)	7.13	%(3)	(0.87)%	(3.52)%	4.81%		4.84%	7.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$219,964		$212,358	$229,953	$238,254		$187,902	$166,734
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(6)	0.82%	0.81%	0.80	%(4)	0.82%	0.85	%(5)
Interest and fee expense(7)	0.10	%(6)	0.29%	0.42%	0.54%		0.38%	0.17	%(5)
Total expenses before custodian fee reduction	0.89	%(6)	1.11%	1.23%	1.34	%(4)	1.20%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.79	%(6)	0.82%	0.79%	0.77	%(4)	0.80%	0.84	%(5)
Net investment income	4.72	%(6)	5.15%	4.58%	4.29%		4.63%	4.97%
Portfolio Turnover of the Portfolio	—		—	—	—		—	1	%(8)
Portfolio Turnover of the Fund	4	%(3)	27%	24%	27%		31%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value — Beginning of period	$8.960		$9.500	$10.310	$10.270		$10.260	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.188		$0.379	$0.381	$0.372		$0.398	$0.431
Net realized and unrealized gain (loss)	0.410		(0.544)	(0.818)	0.040		0.009	0.200

Total income (loss) from operations	$0.598		$(0.165)	$(0.437)	$0.412		$0.407	$0.631

Less Distributions

From net investment income	$(0.178)		$(0.375)	$(0.373)	$(0.372)		$(0.397)	$(0.431)

Total distributions	$(0.178)		$(0.375)	$(0.373)	$(0.372)		$(0.397)	$(0.431)

Net asset value — End of period	$9.380		$8.960	$9.500	$10.310		$10.270	$10.260

Total Return(2)	6.70	%(4)	(1.45)%	(4.30)%	4.02%		4.05%	6.58	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,929		$22,120	$28,571	$36,425		$42,291	$47,747
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(7)	1.57%	1.56%	1.55	%(5)	1.57%	1.60	%(6)
Interest and fee expense(8)	0.10	%(7)	0.29%	0.42%	0.54%		0.38%	0.17	%(6)
Total expenses before custodian fee reduction	1.64	%(7)	1.86%	1.98%	2.09	%(5)	1.95%	1.77	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.54	%(7)	1.57%	1.54%	1.52	%(5)	1.55%	1.59	%(6)
Net investment income	3.97	%(7)	4.41%	3.83%	3.56%		3.89%	4.22%
Portfolio Turnover of the Portfolio	—		—	—	—		—	1	%(9)
Portfolio Turnover of the Fund	4	%(4)	27%	24%	27%		31%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2010						Period Ended
	(Unaudited)		2009	2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.960		$9.510	$10.320	$10.280		$10.250

Income (Loss) From Operations

Net investment income(2)	$0.187		$0.377	$0.380	$0.368		$0.203
Net realized and unrealized gain (loss)	0.411		(0.551)	(0.816)	0.045		0.044

Total income (loss) from operations	$0.598		$(0.174)	$(0.436)	$0.413		$0.247

Less Distributions

From net investment income	$(0.178)		$(0.376)	$(0.374)	$(0.373)		$(0.217)

Total distributions	$(0.178)		$(0.376)	$(0.374)	$(0.373)		$(0.217)

Net asset value — End of period	$9.380		$8.960	$9.510	$10.320		$10.280

Total Return(3)	6.70	%(4)	(1.55)%	(4.29)%	4.02%		2.38	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,002		$38,427	$33,457	$20,528		$3,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(6)	1.57%	1.56%	1.55	%(5)	1.57	%(6)
Interest and fee expense(7)	0.10	%(6)	0.29%	0.42%	0.54%		0.38	%(6)
Total expenses before custodian fee reduction	1.63	%(6)	1.86%	1.98%	2.09	%(5)	1.95	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(6)	1.57%	1.54%	1.52	%(5)	1.55	%(6)
Net investment income	3.95	%(6)	4.38%	3.83%	3.52%		3.60	%(6)
Portfolio Turnover	4	%(4)	27%	24%	27%		31	%(8)

(1)	For the period from the start of business, January 12, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Fund — Class I
	Six Months Ended
	January 31, 2010		Year Ended	Period Ended
	(Unaudited)		July 31, 2009	July 31, 2008(1)

Net asset value — Beginning of period	$8.680		$9.200	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.225		$0.442	$0.192
Net realized and unrealized gain (loss)	0.399		(0.517)	0.297

Total income (loss) from operations	$0.624		$(0.075)	$0.489

Less Distributions

From net investment income	$(0.214)		$(0.445)	$(0.189)

Total distributions	$(0.214)		$(0.445)	$(0.189)

Net asset value — End of period	$9.090		$8.680	$9.200

Total Return(3)	7.21	%(4)	(0.45)%	5.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,611		$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(5)	0.62%	0.60	%(5)
Interest and fee expense(6)	0.10	%(5)	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.69	%(5)	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59	%(5)	0.62%	0.58	%(5)
Net investment income	4.90	%(5)	5.37%	4.98	%(5)
Portfolio Turnover	4	%(4)	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-five funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (formerly, Eaton Vance Arizona Municipals Fund) (Arizona Fund), Eaton Vance Colorado Municipal Income Fund (formerly, Eaton Vance Colorado Municipals Fund) (Colorado Fund), Eaton Vance Connecticut Municipal Income Fund (formerly, Eaton Vance Connecticut Municipals Fund) (Connecticut Fund), Eaton Vance Michigan Municipal Income Fund (formerly, Eaton Vance Michigan Municipals Fund) (Michigan Fund), Eaton Vance Minnesota Municipal Income Fund (formerly, Eaton Vance Minnesota Municipals Fund) (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (formerly, Eaton Vance New Jersey Municipals Fund) (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (formerly, Eaton Vance Pennsylvania Municipals Fund) (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund offers two classes of shares. The Arizona Fund, Colorado Fund, Minnesota Fund and New Jersey Fund offer three classes of shares. The Connecticut Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Funds’ financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Funds’ application of generally accepted accounting principles.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Arizona	$536,449	July 31, 2010
	353,624	July 31, 2012
	691,155	July 31, 2013
	736,704	July 31, 2014
	160,306	July 31, 2016
	997,387	July 31, 2017

Colorado	$284,426	July 31, 2013
	327,021	July 31, 2016
	94,190	July 31, 2017

Connecticut	$374,997	July 31, 2013
	329,657	July 31, 2016
	662,277	July 31, 2017

Michigan	$337,787	July 31, 2016
	391,429	July 31, 2017

Minnesota	$56,582	July 31, 2010
	382,839	July 31, 2012
	504,289	July 31, 2013
	410,833	July 31, 2016
	566,758	July 31, 2017

New Jersey	$3,716,712	July 31, 2016
	6,120,511	July 31, 2017

Pennsylvania	$5,831,137	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013
	1,414,955	July 31, 2016
	5,414,612	July 31, 2017

Additionally, at July 31, 2009, the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $2,875,011, $1,503,529, $2,201,927, $2,047,819, $1,252,675, $18,380,894 and $10,961,322, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2010.

As of January 31, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Arizona	$950,000	0.40	$1,942,836
Connecticut	5,950,000	0.18 – 0.40	9,207,756
Michigan	500,000	0.40	1,022,545
New Jersey	31,545,000	0.10 – 0.22	42,826,199
Pennsylvania	29,065,000	0.19 – 0.40	44,876,826

For the six months ended January 31, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Average Floating
	Rate Notes	Average
Fund	Outstanding	Interest Rate

Arizona	$950,000	1.62%
Connecticut	5,950,000	1.08
Michigan	500,000	1.62
New Jersey	30,649,000	0.85
Pennsylvania	29,065,000	1.03

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to January 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For the six months ended January 31, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Arizona	$169,103	0.34%
Colorado	38,923	0.21
Connecticut	241,807	0.37
Michigan	70,360	0.26
Minnesota	165,709	0.34
New Jersey	530,547	0.41
Pennsylvania	679,054	0.43

During the six months ended January 31, 2010, EVM reimbursed the Michigan Fund $2,212 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2010 were as follows:

	EVM’s Sub-
	Transfer Agent	EVD’s Class A
Fund	Fees	Sales Charges

Arizona	$694	$4,937
Colorado	415	3,355
Connecticut	1,275	7,067
Michigan	748	4,641
Minnesota	916	12,548
New Jersey	2,735	25,349
Pennsylvania	3,389	44,396

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Arizona	$86,047
Colorado	34,844
Connecticut	111,278
Michigan	49,130
Minnesota	79,825
New Jersey	226,215
Pennsylvania	222,840

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended January 31, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Arizona	$17,388	$33,905
Colorado	7,218	1,413
Connecticut	29,745	23,664
Michigan	—	15,016
Minnesota	19,195	49,414
New Jersey	—	112,327
Pennsylvania	82,314	163,834

At January 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Arizona	$916,000	$810,000
Colorado	987,000	18,000
Connecticut	1,041,000	449,000
Michigan	—	357,000
Minnesota	691,000	631,000
New Jersey	—	2,739,000
Pennsylvania	1,238,000	3,156,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2010 amounted to the following:

	Class B	Class C
	Service	Service
Fund	Fees	Fees

Arizona	$4,637	$9,041
Colorado	1,925	377
Connecticut	7,932	6,311
Michigan	—	4,005
Minnesota	5,119	13,177
New Jersey	—	29,954
Pennsylvania	21,950	43,689

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund	Class A	Class B	Class C

Arizona	$2,000	$2,000	$2,000
Colorado	—	1,000	—
Connecticut	1,000	2,000	1,000
Michigan	1,000	—	3,000
Minnesota	—	300	600
New Jersey	2,000	—	—
Pennsylvania	—	12,000	7,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2010 were as follows:

Fund	Purchases	Sales

Arizona	$744,495	$6,321,482
Colorado	2,900,448	3,332,036
Connecticut	2,829,390	4,687,068
Michigan	3,067,935	6,987,753
Minnesota	5,977,421	365,662
New Jersey	16,713,258	19,996,855
Pennsylvania	15,511,391	14,589,155

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	463,083	1,451,559
Issued to shareholders electing to receive payments of distributions in Fund shares	107,466	275,485
Redemptions	(711,247)	(2,704,860)
Exchange from Class B shares	73,047	162,583

Net decrease	(67,651)	(815,233)

Arizona Fund (continued)
	Six Months Ended
	January 31, 2010	Year Ended
Class B	(Unaudited)	July 31, 2009

Sales	18,928	25,577
Issued to shareholders electing to receive payments of distributions in Fund shares	4,229	11,620
Redemptions	(53,082)	(136,644)
Exchange to Class A shares	(65,736)	(146,186)

Net decrease	(95,661)	(245,633)

	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	86,860	311,516
Issued to shareholders electing to receive payments of distributions in Fund shares	10,977	22,222
Redemptions	(74,055)	(301,970)

Net increase	23,782	31,768

Colorado Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	329,205	696,293
Issued to shareholders electing to receive payments of distributions in Fund shares	44,644	99,856
Redemptions	(438,311)	(788,512)
Exchange from Class B shares	50,743	98,923

Net increase (decrease)	(13,719)	106,560

	Six Months Ended
	January 31, 2010	Year Ended
Class B	(Unaudited)	July 31, 2009

Sales	1,098	11,572
Issued to shareholders electing to receive payments of distributions in Fund shares	2,413	7,054
Redemptions	(19,687)	(48,338)
Exchange to Class A shares	(46,602)	(90,844)

Net decrease	(62,778)	(120,556)

	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	264	41,777
Issued to shareholders electing to receive payments of distributions in Fund shares	340	987
Redemptions	(238)	(25,778)

Net increase	366	16,986

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Connecticut Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	622,003	2,328,614
Issued to shareholders electing to receive payments of distributions in Fund shares	164,186	311,065
Redemptions	(928,719)	(2,236,225)
Exchange from Class B shares	133,118	242,135

Net increase (decrease)	(9,412)	645,589

	Six Months Ended
	January 31, 2010	Year Ended
Class B	(Unaudited)	July 31, 2009

Sales	20,653	50,180
Issued to shareholders electing to receive payments of distributions in Fund shares	9,096	26,970
Redemptions	(50,833)	(239,145)
Exchange to Class A shares	(133,664)	(243,071)

Net decrease	(154,748)	(405,066)

	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	134,271	299,999
Issued to shareholders electing to receive payments of distributions in Fund shares	5,970	10,224
Redemptions	(65,720)	(111,630)

Net increase	74,521	198,593

	Six Months Ended
	January 31, 2010	Year Ended
Class I	(Unaudited)	July 31, 2009

Sales	235,488	223,450
Issued to shareholders electing to receive payments of distributions in Fund shares	3,090	3,996
Redemptions	(2,763)	(10,811)

Net increase	235,815	216,635

Michigan Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	121,687	259,476
Issued to shareholders electing to receive payments of distributions in Fund shares	75,525	168,836
Redemptions	(466,837)	(1,283,083)

Net decrease	(269,625)	(854,771)

Michigan Fund (continued)
	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	90,360	160,898
Issued to shareholders electing to receive payments of distributions in Fund shares	5,434	10,967
Redemptions	(54,053)	(206,466)

Net increase (decrease)	41,741	(34,601)

Minnesota Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	1,148,536	2,393,161
Issued to shareholders electing to receive payments of distributions in Fund shares	117,432	243,435
Redemptions	(483,754)	(2,139,472)
Exchange from Class B shares	53,303	101,450

Net increase	835,517	598,574

	Six Months Ended
	January 31, 2010	Year Ended
Class B	(Unaudited)	July 31, 2009

Sales	20,077	37,773
Issued to shareholders electing to receive payments of distributions in Fund shares	5,143	13,380
Redemptions	(32,917)	(136,289)
Exchange to Class A shares	(49,501)	(94,227)

Net decrease	(57,198)	(179,363)

	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	312,314	673,492
Issued to shareholders electing to receive payments of distributions in Fund shares	10,984	20,799
Redemptions	(144,559)	(323,696)

Net increase	178,739	370,595

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	994,979	1,760,909
Issued to shareholders electing to receive payments of distributions in Fund shares	389,512	898,458
Redemptions	(2,064,326)	(5,087,924)

Net decrease	(679,835)	(2,428,557)

	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	531,260	846,701
Issued to shareholders electing to receive payments of distributions in Fund shares	41,457	82,811
Redemptions	(285,566)	(851,032)

Net increase	287,151	78,480

	Six Months Ended
	January 31, 2010	Year Ended
Class I	(Unaudited)	July 31, 2009

Sales	477,077	232,405
Issued to shareholders electing to receive payments of distributions in Fund shares	378	2,257
Redemptions	(18,497)	(24,970)

Net increase	458,958	209,692

Pennsylvania Fund
	Six Months Ended
	January 31, 2010	Year Ended
Class A	(Unaudited)	July 31, 2009

Sales	1,554,386	3,428,534
Issued to shareholders electing to receive payments of distributions in Fund shares	360,158	789,904
Redemptions	(2,484,599)	(5,048,365)
Exchange from Class B shares	306,716	344,052

Net decrease	(263,339)	(485,875)

	Six Months Ended
	January 31, 2010	Year Ended
Class B	(Unaudited)	July 31, 2009

Sales	106,672	182,348
Issued to shareholders electing to receive payments of distributions in Fund shares	25,440	65,316
Redemptions	(180,102)	(452,727)
Exchange to Class A shares	(296,118)	(331,809)

Net decrease	(344,108)	(536,872)

Pennsylvania Fund (continued)
	Six Months Ended
	January 31, 2010	Year Ended
Class C	(Unaudited)	July 31, 2009

Sales	880,758	1,651,896
Issued to shareholders electing to receive payments of distributions in Fund shares	62,980	106,708
Redemptions	(434,828)	(988,213)

Net increase	508,910	770,391

	Six Months Ended
	January 31, 2010	Year Ended
Class I	(Unaudited)	July 31, 2009

Sales	936,172	2,934,186
Issued to shareholders electing to receive payments of distributions in Fund shares	72	15
Redemptions	(65,199)	(332,747)

Net increase	871,045	2,601,454

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Arizona Fund

Aggregate cost	$90,436,058

Gross unrealized appreciation	$5,984,773
Gross unrealized depreciation	(2,959,329)

Net unrealized appreciation	$3,025,444

Colorado Fund

Aggregate cost	$37,487,340

Gross unrealized appreciation	$1,214,028
Gross unrealized depreciation	(2,016,184)

Net unrealized depreciation	$(802,156)

Connecticut Fund

Aggregate cost	$120,884,413

Gross unrealized appreciation	$5,951,735
Gross unrealized depreciation	(2,369,893)

Net unrealized appreciation	$3,581,842

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Michigan Fund

Aggregate cost	$49,786,894

Gross unrealized appreciation	$2,793,977
Gross unrealized depreciation	(1,651,990)

Net unrealized appreciation	$1,141,987

Minnesota Fund

Aggregate cost	$94,014,028

Gross unrealized appreciation	$4,740,055
Gross unrealized depreciation	(1,012,566)

Net unrealized appreciation	$3,727,489

New Jersey Fund

Aggregate cost	$256,202,343

Gross unrealized appreciation	$10,905,009
Gross unrealized depreciation	(11,670,547)

Net unrealized depreciation	$(765,538)

Pennsylvania Fund

Aggregate cost	$301,789,668

Gross unrealized appreciation	$15,989,115
Gross unrealized depreciation	(10,890,037)

Net unrealized appreciation	$5,099,078

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2010.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2010 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Appreciation

Arizona	3/10	109 U.S. Treasury Bond	Short	$(13,079,619)	$(12,950,563)	$129,056

Colorado	3/10	30 U.S. Treasury Bond	Short	$(3,592,645)	$(3,564,375)	$28,270
	3/10	17 U.S. Treasury Note	Short	$(2,012,714)	$(2,008,656)	$4,058

Connecticut	3/10	44 U.S. Treasury Bond	Short	$(5,270,159)	$(5,227,750)	$42,409
	3/10	22 U.S. Treasury Note	Short	$(2,604,689)	$(2,599,438)	$5,251

Michigan	3/10	48 U.S. Treasury Bond	Short	$(5,748,957)	$(5,703,099)	$45,858
	3/10	29 U.S. Treasury Note	Short	$(3,433,453)	$(3,426,531)	$6,922

Minnesota	3/10	70 U.S. Treasury Bond	Short	$(8,399,755)	$(8,316,875)	$82,880

New Jersey	3/10	75 U.S. Treasury Bond	Short	$(8,999,736)	$(8,910,938)	$88,798
	3/10	100 U.S. Treasury Note	Short	$(11,839,493)	$(11,815,625)	$23,868

Pennsylvania	3/10	650 U.S. Treasury Bond	Short	$(78,160,225)	$(77,228,132)	$932,093

Interest Rate Swaps
Arizona Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$1,750,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$97,211

$97,211

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Colorado Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Merrill Lynch Capital Services, Inc.	$425,000	4.260%	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	$10,932

$10,932

Connecticut Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Merrill Lynch Capital Services, Inc.	$2,000,000	4.260%	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	$51,446

$51,446

Michigan Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Merrill Lynch Capital Services, Inc.	$900,000	4.260%	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	$23,151

$23,151

Minnesota Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$750,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$41,662

$41,662

New Jersey Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$6,612,500	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$367,320

$367,320

Pennsylvania Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

JPMorgan Chase Co.	$3,650,000	4.097%	3-month USD-LIBOR-BBA	March 15, 2010/ March 15, 2040	$202,755

Merrill Lynch Capital Services, Inc.	$4,500,000	4.260%	3-month USD-LIBOR-BBA	February 24, 2010/ February 24, 2040	115,754

$318,509

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At January 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at January 31, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2010 were as follows:

	Fair Value

	Asset Derivative		Liability Derivative

Arizona Fund
Futures Contracts	$129,056	(1)	$—
Interest Rate Swaps	97,211	(2)	—

Total	$226,267		$—

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value

	Asset Derivative		Liability Derivative

Colorado Fund
Futures Contracts	$32,328	(1)	$—
Interest Rate Swaps	10,932	(2)	—

Total	$43,260		$—

Connecticut Fund
Futures Contracts	$47,660	(1)	$—
Interest Rate Swaps	51,446	(2)	—

Total	$99,106		$—

Michigan Fund
Futures Contracts	$52,780	(1)	$—
Interest Rate Swaps	23,151	(2)	—

Total	$75,931		$—

Minnesota Fund
Futures Contracts	$82,880	(1)	$—
Interest Rate Swaps	41,662	(2)	—

Total	$124,542		$—

New Jersey Fund
Futures Contracts	$112,666	(1)	$—
Interest Rate Swaps	367,320	(2)	—

Total	$479,986		$—

Pennsylvania Fund
Futures Contracts	$932,093	(1)	$—
Interest Rate Swaps	318,509	(2)	—

Total	$1,250,602		$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Arizona	$(741,252)	$582,064
Colorado	(241,393)	133,285
Connecticut	(418,044)	294,909
Michigan	(400,432)	225,446
Minnesota	(424,971)	317,127
New Jersey	(2,327,032)	1,269,125
Pennsylvania	(4,923,985)	4,044,964

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended January 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

		Interest
	Futures	Rate
	Contracts –	Swaps –
	Average	Average
	Notional	Notional
Fund	Amount	Amount

Arizona	$10,900,000	$1,750,000
Colorado	4,633,000	425,000
Connecticut	6,567,000	2,000,000
Michigan	7,600,000	900,000
Minnesota	7,000,000	750,000
New Jersey	30,000,000	6,612,500
Pennsylvania	64,286,000	8,150,000

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$94,411,502	$—	$94,411,502

Total Investments	$—	$94,411,502	$—	$94,411,502

Futures Contracts	$129,056	$—	$—	$129,056
Interest Rate Swaps	—	97,211	—	97,211

Total	$129,056	$94,508,713	$—	$94,637,769

Colorado Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$36,685,184	$—	$36,685,184

Total Investments	$—	$36,685,184	$—	$36,685,184

Futures Contracts	$32,328	$—	$—	$32,328
Interest Rate Swaps	—	10,932	—	10,932

Total	$32,328	$36,696,116	$—	$36,728,444

Connecticut Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$130,416,255	$—	$130,416,255

Total Investments	$—	$130,416,255	$—	$130,416,255

Futures Contracts	$47,660	$—	$—	$47,660
Interest Rate Swaps	—	51,446	—	51,446

Total	$47,660	$130,467,701	$—	$130,515,361

Michigan Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$51,428,881	$—	$51,428,881

Total Investments	$—	$51,428,881	$—	$51,428,881

Futures Contracts	$52,780	$—	$—	$52,780
Interest Rate Swaps	—	23,151	—	23,151

Total	$52,780	$51,452,032	$—	$51,504,812

Minnesota Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$97,741,517	$—	$97,741,517

Total Investments	$—	$97,741,517	$—	$97,741,517

Futures Contracts	$82,880	$—	$—	$82,880
Interest Rate Swaps	—	41,662	—	41,662

Total	$82,880	$97,783,179	$—	$97,866,059

Eaton Vance Municipal Income Funds as of January 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$286,981,805	$—	$286,981,805

Total Investments	$—	$286,981,805	$—	$286,981,805

Futures Contracts	$112,666	$—	$—	$112,666
Interest Rate Swaps	—	367,320	—	367,320

Total	$112,666	$287,349,125	$—	$287,461,791

Pennsylvania Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$335,953,746	$—	$335,953,746

Total Investments	$—	$335,953,746	$—	$335,953,746

Futures Contracts	$932,093	$—	$—	$932,093
Interest Rate Swaps	—	318,509	—	318,509

Total	$932,093	$336,272,255	$—	$337,204,348

The Funds held no investments or other financial instruments as of July 31, 2009 whose fair value was determined using Level 3 inputs.

12   Name Change

Effective December 1, 2009, the names of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Colorado Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund were changed from Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund, respectively.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipals Fund
•	Eaton Vance Colorado Municipals Fund
•	Eaton Vance Connecticut Municipals Fund
•	Eaton Vance Michigan Municipals Fund
•	Eaton Vance Minnesota Municipals Fund
•	Eaton Vance New Jersey Municipals Fund
•	Eaton Vance Pennsylvania Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipal Income Funds

OFFICERS AND TRUSTEES

Eaton Vance Municipals Trust

Officers
Thomas M. Metzold
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Chief Legal Officer
and Secretary

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

313-3/10	7CSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	March 12, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 12, 2010

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	March 12, 2010